(2_FIDELITY_LOGOS)FIDELITY ADVISOR
(registered trademark)

INTERMEDIATE BOND
FUND - CLASS A, CLASS T AND CLASS B
SEMIANNUAL REPORT
MAY 31, 1997
CONTENTS


PRESIDENT'S MESSAGE    3     Ned Johnson on investing
                             strategies.

PERFORMANCE            4     How the fund has done over time.

FUND TALK              15    The manager's review of fund
                             performance, strategy and outlook.

INVESTMENT CHANGES     18    A summary of major shifts in the
                             fund's investments over the past six
                             months.

INVESTMENTS            19    A complete list of the fund's
                             investments with their market
                             values.

FINANCIAL STATEMENTS   27    Statements of assets and
                             liabilities, operations, and
                             changes in net assets, as well as
                             financial highlights.

NOTES                  35    Notes to the financial statements.




THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND
EXPENSES,
CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU
INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Through the first five months of 1997, stock and bond markets experienced the kind of short-term volatility that can affect them from time to time. After climbing steadily upward for more than two years, stock prices saw a sharp correction in late March and early April. Returns in the bond market were essentially stagnant as the Federal Reserve Board implemented a long-expected increase in short-term interest rates at the end of March. While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government. Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR INTERMEDIATE BOND FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield to measure performance. The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.15% 12b-1 fee that is reflected in returns after September 3, 1996. Returns between September 10, 1992 (the date Class T shares were first offered) and September 3, 1996 are those of Class T and reflect Class T's 0.25% 12b-1 fee. Returns prior to September 10, 1992 are those of the Institutional Class, the original class of the fund. Had Class A's 12b-1 fee been reflected, returns prior to September 10, 1992 would have been lower. If Fidelity had not reimbursed certain class expenses, total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED MAY 31, 1997            PAST 6   PAST 1    PAST 5    PAST 10
                                      MONTHS   YEAR      YEARS     YEARS

Advisor Intermediate Bond - Class A   1.07%    6.36%     35.69%    114.06%

Advisor Intermediate Bond - Class A   -2.21%   2.90%     31.28%    107.10%
 (incl. max. 3.25% sales charge)

Lehman Brothers Intermediate          1.25%    7.38%     37.73%    119.80%
 Government/Corporate Bond Index

Intermediate Investment Grade Debt    0.71%    7.56%     37.00%    118.94%
 Funds Average

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to those of the Lehman Brothers Intermediate Government/Corporate Bond Index - a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and 10 years. To measure how Class A's performance stacked up against its peers, you can compare it to the intermediate investment grade debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 192 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED  MAY 31, 1997           PAST 1   PAST 5   PAST 10
                                      YEAR     YEARS    YEARS

Advisor Intermediate Bond - Class A   6.36%    6.29%    7.91%

Advisor Intermediate Bond - Class A   2.90%    5.59%    7.55%
 (incl. max. 3.25% sales charge)

Lehman Brothers Intermediate          7.38%    6.61%    8.19%
 Government/Corporate Bond Index

Intermediate Investment Grade Debt    7.56%    6.48%    8.13%
 Funds Average

AVERAGE ANNUAL TOTAL RETURNS take Class A 's cumulative return and show you what would have happened if Class A had performed at a constant rate each year.
$10,000 OVER 10 YEARS
 1987/05/31       9675.00                    10000.00
  1987/06/30       9804.30                    10120.85
  1987/07/31       9804.01                    10143.98
  1987/08/31       9756.36                    10117.58
  1987/09/30       9595.45                     9986.39
  1987/10/31       9834.64                    10271.64
  1987/11/30       9961.15                    10336.96
  1987/12/31      10060.28                    10445.56
  1988/01/31      10365.74                    10712.85
  1988/02/29      10520.92                    10832.06
  1988/03/31      10439.28                    10790.42
  1988/04/30      10417.23                    10772.46
  1988/05/31      10356.14                    10724.82
  1988/06/30      10547.78                    10895.75
  1988/07/31      10536.74                    10872.62
  1988/08/31      10566.57                    10888.95
  1988/09/30      10761.72                    11077.84
  1988/10/31      10905.94                    11228.36
  1988/11/30      10838.60                    11132.55
  1988/12/31      10848.57                    11142.35
  1989/01/31      10966.61                    11259.39
  1989/02/28      10940.63                    11212.85
  1989/03/31      10983.87                    11261.30
  1989/04/30      11168.63                    11486.39
  1989/05/31      11378.67                    11714.48
  1989/06/30      11655.91                    12009.80
  1989/07/31      11902.50                    12256.40
  1989/08/31      11741.75                    12097.99
  1989/09/30      11797.18                    12155.14
  1989/10/31      12043.33                    12412.08
  1989/11/30      12142.39                    12530.76
  1989/12/31      12162.41                    12565.05
  1990/01/31      12041.44                    12484.49
  1990/02/28      12081.05                    12529.94
  1990/03/31      12064.15                    12546.27
  1990/04/30      11986.16                    12502.72
  1990/05/31      12270.85                    12342.13
  1990/06/30      12434.91                    12948.56
  1990/07/31      12600.92                    13128.20
  1990/08/31      12495.73                    13074.31
  1990/09/30      12588.10                    13175.29
  1990/10/31      12706.73                    13328.25
  1990/11/30      12926.69                    13062.60
  1990/12/31      13124.75                    13715.57
  1991/01/31      13222.32                    13854.65
  1991/02/28      13328.36                    13965.43
  1991/03/31      13412.81                    14060.42
  1991/04/30      13562.41                    14213.66
  1991/05/31      13634.75                    14301.03
  1991/06/30      13638.86                    14311.11
  1991/07/31      13792.25                    14470.60
  1991/08/31      14081.80                    14746.87
  1991/09/30      14343.35                    15000.54
  1991/10/31      14513.08                    15171.75
  1991/11/30      14651.93                    15345.94
  1991/12/31      15114.16                    15720.74
  1992/01/31      14920.75                    15578.39
  1992/02/29      14959.46                    15639.90
  1992/03/31      14905.61                    15578.39
  1992/04/30      14989.37                    15715.30
  1992/05/31      15263.31                    15958.90
  1992/06/30      15478.54                    16195.16
  1992/07/31      15842.85                    16517.15
  1992/08/31      15989.33                    16682.36
  1992/09/30      16175.42                    16908.82
  1992/10/31      15936.70                    16689.44
  1992/11/30      15977.38                    16626.02
  1992/12/31      16191.47                    16848.67
  1993/01/31      16514.19                    17176.37
  1993/02/28      16843.69                    17447.20
  1993/03/31      16954.32                    17516.60
  1993/04/30      17058.43                    17657.59
  1993/05/31      17070.41                    17618.40
  1993/06/30      17408.85                    17894.94
  1993/07/31      17543.68                    17938.76
  1993/08/31      17929.60                    18223.19
  1993/09/30      17980.96                    18298.86
  1993/10/31      18077.77                    18347.85
  1993/11/30      17974.26                    18245.51
  1993/12/31      18052.39                    18329.07
  1994/01/31      18243.04                    18532.66
  1994/02/28      17890.45                    18258.57
  1994/03/31      17543.90                    17957.27
  1994/04/30      17474.15                    17835.06
  1994/05/31      17413.85                    17847.03
  1994/06/30      17409.02                    17849.48
  1994/07/31      17574.23                    18106.42
  1994/08/31      17572.14                    18163.04
  1994/09/30      17484.92                    17995.92
  1994/10/31      17485.99                    17993.47
  1994/11/30      17536.12                    17911.81
  1994/12/31      17607.13                    17975.23
  1995/01/31      17798.51                    18278.17
  1995/02/28      18018.56                    18657.32
  1995/03/31      18110.64                    18764.02
  1995/04/30      18289.18                    18995.65
  1995/05/31      18735.94                    19569.95
  1995/06/30      18846.80                    19701.14
  1995/07/31      18836.72                    19703.86
  1995/08/31      18987.90                    19883.23
  1995/09/30      19121.60                    20027.22
  1995/10/31      19313.52                    20250.41
  1995/11/30      19539.96                    20516.60
  1995/12/31      19754.10                    20731.63
  1996/01/31      19917.36                    20910.45
  1996/02/29      19671.30                    20664.94
  1996/03/31      19595.11                    20558.52
  1996/04/30      19496.09                    20485.85
  1996/05/31      19472.28                    20470.33
  1996/06/30      19650.59                    20687.81
  1996/07/31      19702.09                    20749.32
  1996/08/31      19735.11                    20765.65
  1996/09/30      19940.97                    21054.98
  1996/10/31      20256.45                    21427.05
  1996/11/30      20490.12                    21709.58
  1996/12/31      20378.76                    21570.50
  1997/01/31      20464.95                    21654.33
  1997/02/28      20484.26                    21695.70
  1997/03/31      20356.76                    21546.00
  1997/04/30      20581.38                    21799.13
  1997/05/30      20710.33                    21980.13
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Bond Fund - Class A on May 31, 1987, and the current maximum 3.25% sales charge was paid. As the chart shows, by May 31, 1997, the value of the investment would have grown to $20,710 - a 107.10% increase on the initial investment. For comparison, look at how the Lehman Brothers Intermediate Government/Corporate Bond Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $21,980 - a 119.80% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS

            SIX MONTHS           YEARS ENDED NOVEMBER 30,
            ENDED
            MAY 31,

                        1997     1996     1995     1994      1993     1992

Dividend return         3.05%    6.44%    6.56%    5.46% A   7.80%    8.19%

Capital appreciation    -1.98%   -1.58%    4.87%   -7.90%     4.70%   0.86%
 return

Total return            1.07%    4.86%    11.43%   -2.44%    12.50%   9.05%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any, and exclude the effect of sales charges.
DIVIDENDS AND YIELD
PERIODS ENDED MAY 31, 1997   PAST 1        PAST 6         LIFE OF
                             MONTH         MONTHS         CLASS

Dividends per share          5.50(cents)   32.05(cents)   47.45(cents)

Annualized dividend rate     6.24%         6.17%          6.13%

30-day annualized yield      5.63%         -              -

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average net asset value of $10.37 over the past one month, $10.42 over the past six months and $10.43 over the life of the class, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class A's maximum 3.25% sales charge. If Fidelity had not reimbursed certain class expenses, the yield would have been 4.47%.

A DIVIDENDS PAID ARE BASED ON THE CLASS' INVESTMENT INCOME AND DO NOT REFLECT CURRENCY-RELATED LOSSES. AS A RESULT OF CURRENCY LOSSES, DIVIDENDS PAID OF APPROXIMATELY 5.8(CENTS) PER SHARE WERE A NON-TAXABLE RETURN OF CAPITAL.
ADVISOR INTERMEDIATE BOND FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class T shares took place on September 10, 1992. Class T shares bear a 0.25% 12b-1 fee that is reflected in returns after September 10, 1992. Returns prior to that date are those of the Institutional Class, the original class of the fund. Had Class T's 12b-1 fee been reflected, returns prior to September 10, 1992 would have been lower. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED MAY 31, 1997            PAST 6   PAST 1    PAST 5    PAST 10
                                      MONTHS   YEAR      YEARS     YEARS

Advisor Intermediate Bond - Class T   0.96%    6.48%     35.84%    114.31%

Advisor Intermediate Bond - Class T   -1.82%   3.55%     32.11%    108.42%
 (incl. max. 2.75% sales charge)

Lehman Brothers Intermediate          1.25%    7.38%     37.73%    119.80%
 Government/Corporate Bond Index

Intermediate Investment Grade Debt    0.71%    7.56%     37.00%    118.94%
 Funds Average

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to those of the Lehman Brothers Intermediate Government/Corporate Bond Index - a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and 10 years. To measure how Class T's performance stacked up against its peers, you can compare it to the intermediate investment grade debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 192 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED  MAY 31, 1997           PAST 1   PAST 5   PAST 10
                                      YEAR     YEARS    YEARS

Advisor Intermediate Bond - Class T   6.48%    6.32%    7.92%

Advisor Intermediate Bond - Class T   3.55%    5.73%    7.62%
 (incl. max. 2.75% sales charge)

Lehman Brothers Intermediate          7.38%    6.61%    8.19%
 Government/Corporate Bond Index

Intermediate Investment Grade Debt    7.56%    6.48%    8.13%
 Funds Average

AVERAGE ANNUAL TOTAL RETURNS take Class T's cumulative return and show you what would have happened if Class T had performed at a constant rate each year.
$10,000 OVER 10 YEARS
 1987/05/31       9725.00                    10000.00
  1987/06/30       9854.97                    10120.85
  1987/07/31       9854.67                    10143.98
  1987/08/31       9806.78                    10117.58
  1987/09/30       9645.04                     9986.39
  1987/10/31       9885.46                    10271.64
  1987/11/30      10012.63                    10336.96
  1987/12/31      10112.27                    10445.56
  1988/01/31      10419.31                    10712.85
  1988/02/29      10575.30                    10832.06
  1988/03/31      10493.23                    10790.42
  1988/04/30      10471.06                    10772.46
  1988/05/31      10409.66                    10724.82
  1988/06/30      10602.29                    10895.75
  1988/07/31      10591.20                    10872.62
  1988/08/31      10621.17                    10888.95
  1988/09/30      10817.34                    11077.84
  1988/10/31      10962.30                    11228.36
  1988/11/30      10894.61                    11132.55
  1988/12/31      10904.63                    11142.35
  1989/01/31      11023.28                    11259.39
  1989/02/28      10997.17                    11212.85
  1989/03/31      11040.63                    11261.30
  1989/04/30      11226.35                    11486.39
  1989/05/31      11437.48                    11714.48
  1989/06/30      11716.15                    12009.80
  1989/07/31      11964.01                    12256.40
  1989/08/31      11802.43                    12097.99
  1989/09/30      11858.15                    12155.14
  1989/10/31      12105.57                    12412.08
  1989/11/30      12205.14                    12530.76
  1989/12/31      12225.27                    12565.05
  1990/01/31      12103.67                    12484.49
  1990/02/28      12143.48                    12529.94
  1990/03/31      12126.50                    12546.27
  1990/04/30      12048.10                    12502.72
  1990/05/31      12334.26                    12342.13
  1990/06/30      12499.17                    12948.56
  1990/07/31      12666.04                    13128.20
  1990/08/31      12560.31                    13074.31
  1990/09/30      12653.16                    13175.29
  1990/10/31      12772.40                    13328.25
  1990/11/30      12993.49                    13062.60
  1990/12/31      13192.58                    13715.57
  1991/01/31      13290.65                    13854.65
  1991/02/28      13397.24                    13965.43
  1991/03/31      13482.12                    14060.42
  1991/04/30      13632.50                    14213.66
  1991/05/31      13705.22                    14301.03
  1991/06/30      13709.34                    14311.11
  1991/07/31      13863.53                    14470.60
  1991/08/31      14154.58                    14746.87
  1991/09/30      14417.48                    15000.54
  1991/10/31      14588.08                    15171.75
  1991/11/30      14727.65                    15345.94
  1991/12/31      15192.27                    15720.74
  1992/01/31      14997.86                    15578.39
  1992/02/29      15036.77                    15639.90
  1992/03/31      14982.65                    15578.39
  1992/04/30      15066.84                    15715.30
  1992/05/31      15342.19                    15958.90
  1992/06/30      15558.53                    16195.16
  1992/07/31      15924.72                    16517.15
  1992/08/31      16071.96                    16682.36
  1992/09/30      16259.01                    16908.82
  1992/10/31      16019.06                    16689.44
  1992/11/30      16059.95                    16626.02
  1992/12/31      16275.14                    16848.67
  1993/01/31      16599.53                    17176.37
  1993/02/28      16930.74                    17447.20
  1993/03/31      17041.94                    17516.60
  1993/04/30      17146.58                    17657.59
  1993/05/31      17158.63                    17618.40
  1993/06/30      17498.82                    17894.94
  1993/07/31      17634.35                    17938.76
  1993/08/31      18022.26                    18223.19
  1993/09/30      18073.88                    18298.86
  1993/10/31      18171.20                    18347.85
  1993/11/30      18067.15                    18245.51
  1993/12/31      18145.69                    18329.07
  1994/01/31      18337.32                    18532.66
  1994/02/28      17982.91                    18258.57
  1994/03/31      17634.57                    17957.27
  1994/04/30      17564.46                    17835.06
  1994/05/31      17503.85                    17847.03
  1994/06/30      17498.99                    17849.48
  1994/07/31      17665.05                    18106.42
  1994/08/31      17662.95                    18163.04
  1994/09/30      17575.28                    17995.92
  1994/10/31      17576.35                    17993.47
  1994/11/30      17626.74                    17911.81
  1994/12/31      17698.12                    17975.23
  1995/01/31      17890.50                    18278.17
  1995/02/28      18111.68                    18657.32
  1995/03/31      18204.24                    18764.02
  1995/04/30      18383.70                    18995.65
  1995/05/31      18832.77                    19569.95
  1995/06/30      18944.20                    19701.14
  1995/07/31      18934.07                    19703.86
  1995/08/31      19086.03                    19883.23
  1995/09/30      19220.42                    20027.22
  1995/10/31      19413.33                    20250.41
  1995/11/30      19640.94                    20516.60
  1995/12/31      19856.18                    20731.63
  1996/01/31      20020.29                    20910.45
  1996/02/29      19772.96                    20664.94
  1996/03/31      19696.37                    20558.52
  1996/04/30      19596.84                    20485.85
  1996/05/31      19572.91                    20470.33
  1996/06/30      19752.15                    20687.81
  1996/07/31      19803.91                    20749.32
  1996/08/31      19837.10                    20765.65
  1996/09/30      20073.79                    21054.98
  1996/10/31      20389.92                    21427.05
  1996/11/30      20643.40                    21709.58
  1996/12/31      20533.07                    21570.50
  1997/01/31      20599.11                    21654.33
  1997/02/28      20616.51                    21695.70
  1997/03/31      20487.98                    21546.00
  1997/04/30      20712.71                    21799.13
  1997/05/30      20841.59                    21980.13
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Bond Fund - Class T on May 31, 1987, and the current maximum 2.75% sales charge was paid. As the chart shows, by May 31, 1997, the value of the investment would have grown to $20,842 - a 108.42% increase on the initial investment. For comparison, look at how the Lehman Brothers Intermediate Government/Corporate Bond Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $21,980 - a 119.80% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)

TOTAL RETURN COMPONENTS
      SIX       YEARS ENDED NOVEMBER 30,
      MONTHS
      ENDED
      MAY 31,

      1997      1996                       1995   1994   1993   1992

Dividend return        3.03%    6.49%    6.56%    5.46% A   7.80%    8.19%

Capital appreciation   -2.07%   -1.39%    4.87%   -7.90%     4.70%   0.86%
 return

Total return           0.96%    5.10%    11.43%   -2.44%    12.50%   9.05%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any, and exclude the effect of sales charges.
DIVIDENDS AND YIELD
PERIODS ENDED MAY 31, 1997   PAST 1        PAST 6         PAST 1
                             MONTH         MONTHS         YEAR

Dividends per share          5.46(cents)   31.86(cents)   64.69(cents)

Annualized dividend rate     6.19%         6.13%          6.20%

30-day annualized yield      5.61%         -              -

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average net asset value of $10.38 over the past one month, $10.43 over the past six months and $10.43 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class T's maximum 2.75% sales charge.

A DIVIDENDS PAID ARE BASED ON THE CLASS' INVESTMENT INCOME AND DO NOT REFLECT CURRENCY-RELATED LOSSES. AS A RESULT OF CURRENCY LOSSES, DIVIDENDS PAID OF APPROXIMATELY 5.8(CENTS) PER SHARE WERE A NON-TAXABLE RETURN OF CAPITAL.
ADVISOR INTERMEDIATE BOND FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance.
The initial offering of Class B shares took place on June 30, 1994. Class B shares bear a .90% 12b-1/shareholder service fee (1.00% prior to January 1, 1996) that is reflected in returns after June 30, 1994. Returns between September 10, 1992 (the date Class T shares were first offered) and June 30, 1994 are those of Class T and reflect Class T's 0.25% 12b-1 fee. Returns prior to September 10, 1992 are those of the Institutional Class, the original class of the fund. Had Class B's 12b-1 fee been reflected, returns prior to June 30, 1994 would have been lower. Class B's contingent deferred sales charge included in the past six months, past one year, past five years and past 10 years total return figures are 3%, 3%, 0% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS

<catpion>
PERIODS ENDED MAY 31, 1997                  PAST 6   PAST 1   PAST 5   PAST 10
                                            MONTHS   YEAR     YEARS    YEARS

Advisor Intermediate Bond - Class B         0.70%    5.86%    32.85%   109.58%

Advisor Intermediate Bond - Class B         -2.24%   2.86%    32.85%   109.58%
 (incl. contingent deferred sales charge)

Lehman Brothers Intermediate Government/    1.25%    7.38%    37.73%   119.80%
 Corporate Bond Index

Intermediate Investment Grade Debt          0.71%    7.56%    37.00%   118.94%
 Funds Average

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to those of the Lehman Brothers Intermediate Government/Corporate Bond Index - a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and 10 years. To measure how Class B's performance stacked up against its peers, you can compare it to the intermediate investment grade debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 192 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED  MAY 31, 1997                 PAST 1   PAST 5   PAST 10
                                            YEAR     YEARS    YEARS

Advisor Intermediate Bond - Class B         5.86%    5.84%    7.68%

Advisor Intermediate Bond - Class B         2.86%    5.84%    7.68%
 (incl. contingent deferred sales charge)

Lehman Brothers Intermediate Government/    7.38%    6.61%    8.19%
 Corporate Bond Index

Intermediate Investment Grade Debt          7.56%    6.48%    8.13%
 Funds Average

AVERAGE ANNUAL TOTAL RETURNS take Class B's cumulative return and show you what would have happened if Class B had performed at a constant rate each year.
$10,000 OVER 10 YEARS
 1987/05/31      10000.00                    10000.00
  1987/06/30      10133.64                    10120.85
  1987/07/31      10133.34                    10143.98
  1987/08/31      10084.09                    10117.58
  1987/09/30       9917.78                     9986.39
  1987/10/31      10165.00                    10271.64
  1987/11/30      10295.76                    10336.96
  1987/12/31      10398.22                    10445.56
  1988/01/31      10713.94                    10712.85
  1988/02/29      10874.34                    10832.06
  1988/03/31      10789.96                    10790.42
  1988/04/30      10767.16                    10772.46
  1988/05/31      10704.02                    10724.82
  1988/06/30      10902.10                    10895.75
  1988/07/31      10890.69                    10872.62
  1988/08/31      10921.52                    10888.95
  1988/09/30      11123.23                    11077.84
  1988/10/31      11272.29                    11228.36
  1988/11/30      11202.69                    11132.55
  1988/12/31      11212.99                    11142.35
  1989/01/31      11334.99                    11259.39
  1989/02/28      11308.15                    11212.85
  1989/03/31      11352.84                    11261.30
  1989/04/30      11543.80                    11486.39
  1989/05/31      11760.90                    11714.48
  1989/06/30      12047.45                    12009.80
  1989/07/31      12302.33                    12256.40
  1989/08/31      12136.18                    12097.99
  1989/09/30      12193.47                    12155.14
  1989/10/31      12447.89                    12412.08
  1989/11/30      12550.28                    12530.76
  1989/12/31      12570.97                    12565.05
  1990/01/31      12445.94                    12484.49
  1990/02/28      12486.87                    12529.94
  1990/03/31      12469.41                    12546.27
  1990/04/30      12388.79                    12502.72
  1990/05/31      12683.04                    12342.13
  1990/06/30      12852.62                    12948.56
  1990/07/31      13024.21                    13128.20
  1990/08/31      12915.49                    13074.31
  1990/09/30      13010.96                    13175.29
  1990/10/31      13133.58                    13328.25
  1990/11/30      13360.92                    13062.60
  1990/12/31      13565.64                    13715.57
  1991/01/31      13666.48                    13854.65
  1991/02/28      13776.09                    13965.43
  1991/03/31      13863.36                    14060.42
  1991/04/30      14017.99                    14213.66
  1991/05/31      14092.77                    14301.03
  1991/06/30      14097.01                    14311.11
  1991/07/31      14255.55                    14470.60
  1991/08/31      14554.84                    14746.87
  1991/09/30      14825.17                    15000.54
  1991/10/31      15000.60                    15171.75
  1991/11/30      15144.12                    15345.94
  1991/12/31      15621.87                    15720.74
  1992/01/31      15421.97                    15578.39
  1992/02/29      15461.97                    15639.90
  1992/03/31      15406.32                    15578.39
  1992/04/30      15492.89                    15715.30
  1992/05/31      15776.03                    15958.90
  1992/06/30      15998.49                    16195.16
  1992/07/31      16375.04                    16517.15
  1992/08/31      16526.44                    16682.36
  1992/09/30      16718.78                    16908.82
  1992/10/31      16472.04                    16689.44
  1992/11/30      16514.09                    16626.02
  1992/12/31      16735.37                    16848.67
  1993/01/31      17068.93                    17176.37
  1993/02/28      17409.50                    17447.20
  1993/03/31      17523.85                    17516.60
  1993/04/30      17631.45                    17657.59
  1993/05/31      17643.84                    17618.40
  1993/06/30      17993.64                    17894.94
  1993/07/31      18133.01                    17938.76
  1993/08/31      18531.89                    18223.19
  1993/09/30      18584.97                    18298.86
  1993/10/31      18685.03                    18347.85
  1993/11/30      18578.05                    18245.51
  1993/12/31      18658.80                    18329.07
  1994/01/31      18855.86                    18532.66
  1994/02/28      18491.42                    18258.57
  1994/03/31      18133.23                    17957.27
  1994/04/30      18061.14                    17835.06
  1994/05/31      17998.81                    17847.03
  1994/06/30      17991.23                    17849.48
  1994/07/31      18142.42                    18106.42
  1994/08/31      18126.96                    18163.04
  1994/09/30      18024.60                    17995.92
  1994/10/31      17995.29                    17993.47
  1994/11/30      18035.01                    17911.81
  1994/12/31      18077.46                    17975.23
  1995/01/31      18262.17                    18278.17
  1995/02/28      18477.80                    18657.32
  1995/03/31      18577.81                    18764.02
  1995/04/30      18731.51                    18995.65
  1995/05/31      19195.70                    19569.95
  1995/06/30      19315.26                    19701.14
  1995/07/31      19275.60                    19703.86
  1995/08/31      19419.74                    19883.23
  1995/09/30      19546.15                    20027.22
  1995/10/31      19731.58                    20250.41
  1995/11/30      19950.34                    20516.60
  1995/12/31      20158.32                    20731.63
  1996/01/31      20296.44                    20910.45
  1996/02/29      20054.41                    20664.94
  1996/03/31      19946.40                    20558.52
  1996/04/30      19852.70                    20485.85
  1996/05/31      19796.95                    20470.33
  1996/06/30      19986.99                    20687.81
  1996/07/31      20008.06                    20749.32
  1996/08/31      20029.59                    20765.65
  1996/09/30      20258.17                    21054.98
  1996/10/31      20586.21                    21427.05
  1996/11/30      20811.46                    21709.58
  1996/12/31      20688.08                    21570.50
  1997/01/31      20763.51                    21654.33
  1997/02/28      20769.49                    21695.70
  1997/03/31      20625.84                    21546.00
  1997/04/30      20820.36                    21799.13
  1997/05/30      20957.74                    21980.13
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Bond Fund - Class B on May 31, 1987. As the chart shows, by May 31, 1997 the value of the investment would have been $20,958 - a 109.58% increase on the initial investment. For comparison, look at how the Lehman Brothers Intermediate Government/Corporate Bond Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $21,980 - a 119.80% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and downs,
you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS
      SIX MONTHS   YEARS ENDED NOVEMBER 30,
      ENDED
      MAY 31,

      1997   1996   1995   1994   1993   1992

Dividend return        2.68%    5.81%    5.74%    5.08%  A   7.80%    8.19%

Capital appreciation   -1.98%   -1.49%    4.88%   -7.99       4.70%   0.86%
 return                                           %

Total return           0.70%    4.32%    10.62%   -2.91      12.50%   9.05%
                                                  %

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any, and exclude the effect of sales charges.
DIVIDENDS AND YIELD
PERIODS ENDED MAY 31, 1997   PAST 1        PAST 6         PAST 1
                             MONTH         MONTHS         YEAR

Dividends per share          4.84(cents)   28.19(cents)   57.49(cents)

Annualized dividend rate     5.50%         5.43%          5.52%

30-day annualized yield      5.07%         -              -

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average net asset value of $10.37 over the past one month, $10.42 over the past six months and $10.42 over the past one year you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class B's contingent deferred sales charge.

A DIVIDENDS PAID ARE BASED ON THE CLASS' INVESTMENT INCOME AND DO NOT REFLECT CURRENCY-RELATED LOSSES. AS A RESULT OF CURRENCY LOSSES, DIVIDENDS PAID OF APPROXIMATELY 1.9(CENTS) PER SHARE WERE A NON-TAXABLE RETURN OF CAPITAL.
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Kevin Grant, Portfolio Manager of Fidelity Advisor Intermediate Bond Fund
Q. HOW DID THE FUND PERFORM, KEVIN?
A. For the six months that ended May 31, 1997, Fidelity Advisor Intermediate Bond Fund's Class A, Class T and Class B shares had total returns of 1.07%, 0.96%, and 0.70%, respectively. For the same period, the intermediate investment grade debt funds average tracked by Lipper Analytical Services returned 0.71%, while the Lehman Brothers Intermediate Government/Corporate Bond Index posted a total return of 1.25%. For the 12 months ended May 31, 1997, the fund's Class A, Class T and Class B shares had total returns of 6.36%, 6.48%, and 5.86%, respectively, while the Lipper funds average had a 7.56% total return and the Lehman Brothers index returned 7.38%.
Q. WHAT WAS THE INVESTING ENVIRONMENT LIKE FOR BONDS OVER THE PAST SIX
MONTHS?
A. In the first couple months of the period, strong economic growth and increasing concerns about inflation acted as a drag on the bond market's performance. In March, the Federal Reserve Board raised the rate banks charge each other for overnight loans in order to head off inflation that might be caused by a tight labor market. That overnight bank rate - known as the fed funds target rate - was increased by 0.25% to 5.50%. But because this move had already been factored into bond prices, the market didn't really react. In April and May, producer and consumer price indexes continued to point to a favorable inflation outlook and the bond market rallied. Because interest rates finished the period only slightly higher than where they began the period, income - in contrast to price gains or losses - accounted for most of the total return on bonds.
Q. WHAT CHOICES DID YOU MAKE IN THE CORPORATE BOND SECTOR?
A. I continued to remain cautious in choosing the fund's corporate bond holdings. The period saw a continuation of the trends that have dominated the stock and corporate bond markets over the past two years: strong corporate earnings, rising cash flows and improving balance sheets. While stocks can go higher and higher, corporate bond prices - which generally move in the opposite direction of their yields - basically cannot rise to the point where they yield less than Treasuries because of corporates' additional risk. However, the compensation for the additional risk inherent in corporate bonds relative to Treasuries - what we refer to as the "spread" - has diminished. About the only upside investors have been able to get with corporate bonds over the past six months is that yield advantage. So rather than overweight corporate bonds relative to the index, I've maintained a defensive posture.
Q. WAS THAT DEFENSIVE STRATEGY EVIDENT IN THE INDIVIDUAL CORPORATE BONDS YOU CHOSE DURING THE PERIOD?
A. Yes. In selecting individual corporate bonds, one of my main concerns was that a company's credit rating could be compromised if it acquired a debt-laden or lower-quality company. So I focused on more defensive issues, meaning those that I thought offered enough yield to adequately compensate investors for the risk they carried. These issues included companies that I believed would avoid acquisitions that would hurt their current creditworthiness.
Q. WHAT WAS YOUR STRATEGY WITH MORTGAGE-BACKED SECURITIES?
A. I sold some mortgage securities in late 1996 because they had done well and I wanted to lock in their gains. So far in 1997, mortgages have remained expensive by historical standards - as expensive as they've ever been relative to Treasuries in fact. As a result, I haven't added many back into the fund. But the mortgages I do own are very "seasoned" bonds, which means they were issued 10 to 15 years ago. These mortgages have minimal exposure to mortgage prepayment risk.
Q. WHERE DID YOU FIND OPPORTUNITIES IN THE TREASURY SECTOR OF THE MARKET?
A. Treasury securities of various maturities tend to be very efficiently priced relative to one another, so there aren't many opportunities to exploit price inefficiencies in this sector of the market. However, I have been finding some pockets where prices temporarily fall out of line and present opportunities. For example, 13- and 14-month Treasury securities get a small price bounce as time goes by and they become eligible to be included in money market funds, so I added those when I thought the market would reward me for doing so. But even as I buy and sell securities of various maturities, my goal is to keep the fund's duration - which measures the fund's sensitivity to changing interest rates - neutral to the benchmark.
Q. WHAT'S YOUR OUTLOOK?
A. The way bonds are priced at present, it appears that investors are expecting the best-case scenario: relatively stable interest rates, low inflation, improving corporate profits and low market volatility. Because it's impossible to predict when spreads will widen out again if conditions don't follow the best-case scenario, I'll continue to maintain a defensive posture.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: seeks to provide a high
current income by
investing in investment
grade debt securities
START DATE: February 2, 1984
SIZE: as of May 31, 1997,
more than $470 million
MANAGER: Kevin Grant, since
1995; manager, Fidelity
Advisor World Limited Bond
Fund, since 1995; joined
Fidelity in 1993
(checkmark)
KEVIN GRANT ON YANKEE AND
PUT BONDS:
"Yankee bonds and put bonds
are two areas of the bond
market that have been
especially attractive recently.
Yankee bonds are issued by
foreign companies or
governments, are sold in the
U.S. and are denominated in
U.S. dollars. During the
period, the fund held yankee
bonds issued by provincial
governments in Canada.
Historically, these issues have
had yields similar to corporate
bonds, without the
accompanying risks. Put
bonds also can offer attractive
yields as well as favorable
price action. Let's use the
example of Wachovia Corp.
put bonds, which have a
maturity date of October
2025. These bonds are
puttable - which means the
fund can redeem them - in
2005. So in roughly eight and
a half years, if interest rates
are higher, we can redeem
the bond at par (face) value
and reinvest the proceeds at
higher interest rates. On the
other hand, if interest rates
are much lower, the fund can
continue to hold these
higher-yielding bonds that
could potentially rise in price
as if they had a 30 year
maturity - a price increase
markedly higher than for a
bond with a maturity of 8.5
years. In my experience, put
bonds have been chronically
undervalued because the
market doesn't really
understand them. As a result,
I'm often able to buy them at
attractive prices."
INVESTMENT CHANGES


QUALITY DIVERSIFICATION AS OF MAY 31, 1997
(MOODY'S RATINGS)   %    % OF FUND'S
                    O    INVESTMENTS
                    F    6 MONTHS AGO
                    F
                    U
                    N
                    D
                    '
                    S
                    I
                    N
                    V
                    E
                    S
                    T
                    M
                    E
                    N
                    T
                    S

Aaa                 6    71.8
                    3
                    .
                    0

Aa                  8    6.2
                    .
                    3

A                   2    17.5
                    1
                    .
                    5

Baa                 4    1.9
                    .
                    7

TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS.
AVERAGE YEARS TO MATURITY AS OF MAY 31, 1997
              6 MONTHS AGO

Years   5.6   5.7

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF MAY 31, 1997
              6 MONTHS AGO

Years   3.2   3.2

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF MAY 31, 1997 * AS OF NOVEMBER 30, 1996 **

Corporate bonds 33.9%
U.S. government
and agency
obligations 38.8%
Mortgage-backed
securities 20.2%
Foreign government
obligations 3.6%
Other 1.0%
Short-term
investments 2.5%
Corporate bonds 25.5%
U.S. government
and agency
obligations 46.2%
Mortgage-backed
securities 20.5%
Foreign government
obligations 4.2%
Other 1.0%
Short-term
investments 2.6%
Row: 1, Col: 1, Value: 2.5
Row: 1, Col: 2, Value: 1.0
Row: 1, Col: 3, Value: 3.6
Row: 1, Col: 4, Value: 20.2
Row: 1, Col: 5, Value: 38.8
Row: 1, Col: 6, Value: 33.9
Row: 1, Col: 1, Value: 2.6
Row: 1, Col: 2, Value: 1.0
Row: 1, Col: 3, Value: 4.2
Row: 1, Col: 4, Value: 20.5
Row: 1, Col: 5, Value: 46.2
Row: 1, Col: 6, Value: 25.5

* FOREIGN
 INVESTMENTS 9.9%
** FOREIGN
 INVESTMENTS 7.2%
INVESTMENTS MAY 31, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


NONCONVERTIBLE BONDS - 33.9%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
BASIC INDUSTRIES - 0.6%
CHEMICALS & PLASTICS - 0.6%
Methanex Corp. yankee 8 7/8%, 11/15/01   $ 2,790,000 $ 2,961,976
ENERGY - 2.4%
ENERGY SERVICES - 0.7%
Petroliam Nasional BHD yankee 6 7/8%, 7/1/03 (a)   3,160,000  3,127,073
OIL & GAS - 1.7%
Apache Corp. 9 1/4%, 6/1/02    7,075,000  7,732,621
TOTAL ENERGY   10,859,694
FINANCE - 23.7%
ASSET-BACKED SECURITIES - 5.3%
Capital Equipment Receivables Trust 6.11%, 7/15/99    7,670,000  7,653,222
Chase Manhattan Grantor Trust:
6.61%, 9/15/02    3,116,380  3,128,066
 6.76%, 9/15/02    1,168,642  1,172,842
Ford Credit Grantor Trust 5.90%, 10/15/00     2,521,163  2,514,860
KeyCorp Auto Grantor Trust 5.80%, 7/15/00    125,852  125,374
Sears Credit Account Master Trust II
6 1/2%, 10/15/03     3,400,000  3,404,250
SCFC Recreational Vehicle Loan Trust
7 1/4%, 9/15/06     373,512  373,045
Standard Credit Card Master Trust I:
participation certificate 5 1/2%, 9/7/98    5,000,000  4,996,875
 7.62%, 2/15/00     1,200,000  1,221,750
  24,590,284
BANKS - 8.6%
ABN Amro Bank NV 6 5/8%, 10/31/01    2,750,000  2,724,645
Banc One Corp. 6.70%, 3/24/00    1,900,000  1,902,508
Banponce Financial Corp.:
6.69%, 9/21/00    2,250,000  2,233,778
 6 3/4%, 8/9/01    3,850,000  3,813,079
Kansallis-Osake-Pankki 10%, 5/1/02    650,000  726,414
Korea Development Bank yankee 6 3/4%, 12/1/05   5,000,000  4,792,050
Nationsbank Corp. 8 1/8%, 6/15/02    3,000,000  3,146,010
Provident Bank 6 1/8%, 12/15/00    5,000,000  4,884,050
NONCONVERTIBLE BONDS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
FINANCE - CONTINUED
BANKS - CONTINUED
Skandinaviska Enskilda Banken yankee
8.45%, 5/15/02   $ 4,600,000 $ 4,872,458
Star Banc Corp. 6.80%, 5/1/99    2,400,000  2,407,944
Union Planters National Bank 6.81%, 8/20/01    1,500,000  1,501,875
U.S. Bancorp Ore 7 1/2%, 6/1/26    2,000,000  2,055,320
Wachovia Corp. 6.605%, 10/1/25    5,000,000  4,873,000
  39,933,131
CREDIT & OTHER FINANCE - 7.6%
Associates Corp. of North America 6 1/2%, 9/9/98   5,000,000  5,013,350
CIT Group Holdings, Inc. 6 1/4%, 9/30/99    4,560,000  4,534,646
Chrysler Financial Corp. 6 3/8%, 1/28/00    2,580,000  2,564,004
DR Investment yankee 7.10%, 5/15/02 (a)    5,000,000  5,009,300
Deere (John) Capital Corp. 9 5/8%, 11/1/98    2,500,000  2,607,900
Ford Motor Credit Co. 7 3/4%, 11/15/02    100,000  103,271
General Electric Capital Corp. 6.94%, 4/13/09 (b)   2,530,000  2,549,810
General Motors Acceptance Corp. 6.65%, 5/24/00   2,000,000  1,994,020
RBSG Capital Corp. 10 1/8%, 3/1/04    1,500,000  1,720,845
Sears, Roebuck Acceptance Corp. 6.15%, 11/15/05   5,000,000  4,908,100
Secured Finance, Inc. gtd. secured 9.05%, 12/15/04   4,000,000  4,410,480
  35,415,726
INSURANCE - 2.2%
Protective Life Corp. 7.95%, 7/1/04    1,000,000  1,035,890
SunAmerica, Inc. 6.20%, 10/31/99    9,300,000  9,202,350
  10,238,240
TOTAL FINANCE   110,177,381
HEALTH - 0.7%
MEDICAL FACILITIES MANAGEMENT - 0.7%
Columbia/HCA Healthcare Corp.:
6 1/2%, 3/15/99    1,420,000  1,422,528
 6.73%, 7/15/45    2,000,000  1,978,060
  3,400,588
NONCONVERTIBLE BONDS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
INDUSTRIAL MACHINERY & EQUIPMENT - 1.3%
POLLUTION CONTROL - 1.3%
WMX Technologies, Inc. 7.10%, 8/1/26   $ 6,000,000 $ 6,022,560
NONDURABLES - 1.3%
TOBACCO - 1.3%
Philip Morris Companies, Inc.:
6 3/8%, 1/15/98    250,000  250,220
 6.95%, 6/1/06    6,000,000  5,989,260
  6,239,480
RETAIL & WHOLESALE - 0.4%
GENERAL MERCHANDISE STORES - 0.4%
Penney (J.C.), Inc. 6.95%, 4/1/00    1,800,000  1,809,306
TECHNOLOGY - 3.2%
COMPUTER SERVICES & SOFTWARE - 1.1%
First Data Corp. 6 5/8%, 4/1/03    5,000,000  4,921,800
ELECTRONICS - 2.1%
Motorola, Inc. 6 1/2%, 9/1/25    5,000,000  4,881,050
Texas Instruments, Inc. 6 7/8%, 7/15/00    5,000,000  5,023,550
  9,904,600
TOTAL TECHNOLOGY   14,826,400
UTILITIES - 0.3%
ELECTRIC UTILITY - 0.3%
British Columbia Hydro & Power Authority
yankee 12 1/2%, 1/15/14    940,000  1,061,542
Virginia Electric & Power Co. 1st & ref. mtg.,
7 3/8%, 7/1/02    150,000  152,786
  1,214,328
TOTAL NONCONVERTIBLE BONDS
(Cost $140,159,659)   157,511,713
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 38.8%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
U.S. TREASURY OBLIGATIONS - 31.5%
9 1/8%, 5/15/99   $ 23,920,000 $ 25,183,215
8%, 8/15/99    62,870,000  65,089,940
7 3/4%, 12/31/99    17,130,000  17,705,397
5 3/4%, 10/31/00    505,000  495,057
6 5/8%, 6/30/01    4,340,000  4,362,394
7%, 7/15/06    18,148,000  18,539,271
12 3/4%, 11/15/10 (callable)    10,998,000  15,184,059
  146,559,333
U.S. GOVERNMENT AGENCY OBLIGATIONS - 7.3%
Financing Corp. stripped principal:
 0%, 5/30/00    1,000,000  824,540
 0%, 10/6/01    2,000,000  1,500,160
 0%, 6/6/02    2,800,000  2,012,976
Federal Farm Credit Banks Consolidated
Systemwide 6.55%, 2/7/04    740,000  731,557
Federal Home Loan Bank:
 7.31%, 6/16/04    3,830,000  3,932,338
 7.38%, 8/5/04    1,930,000  1,989,714
 7.70%, 9/20/04    1,250,000  1,311,713
Federal Home Loan Mortgage Corporation
8.115%, 1/31/05    5,460,000  5,850,718
Federal National Mortgage Association
6.72%, 8/1/05    2,230,000  2,203,864
Government Trust Certificates (assets of Trust
guaranteed by U.S. Government through
Defense Security Assistance Agency)
Class 2-E, 9.40%, 5/15/02    1,097,044  1,163,579
Guaranteed Export Trust Certificates (assets of
Trust guaranteed by U.S. Government
through Export-Import Bank):
 Series 1994-A, 7.12%, 4/15/06    329,208  333,014
  Series 1994-C, 6.61%, 9/15/99    74,809  75,004
State of Israel (guaranteed by U.S. Government
through Agency for International Development):
  8%, 11/15/01    1,740,000  1,827,261
  6 1/8%, 3/15/03    680,000  657,852
  6 5/8%, 2/15/04    140,000  138,848
  7 5/8%, 8/15/04    840,000  874,348
  5.89%, 8/15/05    2,070,000  1,931,426
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
U.S. Department of Housing and Urban Development
Government guaranteed participation certificates:
 Series 1995-A, 8.24%, 8/1/04   $ 1,030,000 $ 1,105,077
  Series 1996-A, 6.92%, 8/1/04    5,360,000  5,371,685
  33,835,674
TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(Cost $183,225,034)   180,395,007
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - 10.4%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 1.5%
5 1/2%, 12/1/02 to 6/1/03    2,353,150  2,238,950
7%, 11/1/00 to 7/1/01    3,054,562  3,066,689
9 1/2%, 1/1/17    53,855  57,978
10%, 4/1/05 to 8/1/10    445,617  480,129
10 1/4%, 12/1/09    46,700  50,485
10 1/2%, 5/1/21    820,479  898,778
11%, 12/1/11    46,431  50,923
11 1/2%, 10/1/15    135,993  151,046
11 3/4%, 10/1/10    92,933  102,987
  7,097,965
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.0%
5 1/2%, 5/1/03 to 5/1/26    4,155,112  3,932,293
6%, 5/1/01 to 3/1/11    2,075,729  2,016,046
9 1/2%, 2/1/25    3,966,645  4,274,021
10%, 1/1/20    109,839  119,587
10 1/2%, 7/1/11 to 8/1/20    617,876  677,808
11%, 8/1/15    2,466,937  2,723,770
12 1/2%, 2/1/11 to 4/1/15    116,957  135,497
  13,879,022
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 5.9%
7%, 11/15/22 to 6/15/27    5,737,854  5,622,791
8%, 2/15/02 to 6/15/25    4,638,468  4,747,220
8 1/2%, 4/15/17 to 5/15/26    869,143  909,188
9%, 5/15/16 to 10/15/18    3,922,502  4,196,338
10%, 8/15/18 to 4/15/25    4,874,537  5,329,560
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - CONTINUED
11%, 2/15/10 to 10/15/20   $ 1,488,970 $ 1,620,799
11 1/2%, 10/15/10 to 1/15/16    4,309,451  4,870,495
  27,296,391
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
(Cost $70,120,719)   48,273,378
U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS - 4.8%
Federal Home Loan Mortgage Corporation:
planned amortization class:
 Series 1645 Class ZA, 5 1/2%, 4/15/05    10,841,543  10,529,848
  Series 1727 Class D, 6 1/2%, 8/15/14    4,750,000  4,754,453
 sequential pay Series 1838 Class A,
 6 1/2%, 12/15/02    6,953,292  6,964,157
TOTAL U.S. GOVERNMENT AGENCY -
COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $22,236,550)   22,248,458
COMMERCIAL MORTGAGE SECURITIES - 5.0%
BKB Commercial Mortgage Trust Series 1997-C1 (a):
Class A-1, 6 7/8%, 2/25/43    4,610,623  4,653,848
 Class B, 7.21%, 2/25/43 (c)    4,000,000  4,016,250
CBM Funding Corp. sequential pay Series 1996-1
Class A-1, 7.55%, 7/1/99    163,903  166,080
Chevy Chase Auto Receivables Trust:
6.60%, 12/15/02    1,110,647  1,114,112
 5.90%, 7/15/03    3,037,880  3,014,147
CS First Boston Mortgage Securities Corp.:
Series 1995-AEWI Class A-1, 6.665%, 11/25/27    266,508  266,258
 Series 1995-WF1 Class A-2, 6.648%, 12/21/27    5,000,000  4,856,250
Equitable Life Assurance Society of the United States
(The) Series 1996-1 Class C1,
7.52%, 5/15/06 (a)    1,000,000  1,013,530
Resolution Trust Corp. Series 1995-C1 Class A-4A,
6 1/4%, 2/25/27    407,968  407,458
COMMERCIAL MORTGAGE SECURITIES - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
Structured Asset Securities Corp. sequential pay:
Series 1995-C4 Class A-1A, 6.90%, 6/25/26   $ 646,263 $ 646,061
 Series 1996 Class A-1C, 5.944%, 2/25/28    1,489,000  1,472,016
Wells Fargo Capital Markets Apartment Financing
Trust 6.56%, 12/29/05 (a)    1,625,000  1,592,841
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $19,157,124)   23,218,851
FOREIGN GOVERNMENT OBLIGATIONS - 3.6%
Alberta Province yankee 9 1/4%, 4/1/00    2,200,000  2,349,688
Export Development Corp. yankee 8 1/8%, 8/10/99    740,000  764,912
Manitoba Province yankee 6 3/8%, 10/15/99    2,590,000  2,582,463
Ontario Province yankee 7 3/4%, 6/4/02    6,000,000  6,237,600
Quebec Province yankee 6.86%, 4/15/26 (b)    5,000,000  4,865,050
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $16,556,799)   16,799,713
SUPRANATIONAL OBLIGATIONS - 1.0%
African Development Bank 8.70%, 5/1/01
(Cost $4,376,880)    4,500,000  4,790,881
CASH EQUIVALENTS - 2.5%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations) in a joint
trading account at 5.54%, dated
5/30/97 due 6/2/97   $ 11,343,234  11,338,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $467,170,765)  $ 464,576,001
LEGEND
1. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $19,412,842 or 4.1% of net assets.
2. Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date.
3. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 89.4% AAA, AA, A 89.8%
Baa 4.7% BBB  6.2%
Ba 0.0% BB  0.0%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government. The percentage not rated by both S&P and Moody's amounted to 0.0%.
INCOME TAX INFORMATION
At May 31, 1997, the aggregate cost of investment securities for income tax purposes was $467,170,765. Net unrealized depreciation aggregated $2,594,764, of which $2,426,899 related to appreciated investment securities and $5,021,663 related to depreciated investment securities.
At November 30, 1996, the fund had a capital loss carryforward of approximately $13,667,000 of which $2,841,000, $1,035,000, $134,000 and
$9,657,000 will expire on November 30, 1998, 1999, 2002 and 2004, respectively.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 MAY 31, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value (including repurchase                $ 464,576,001
agreements of $11,338,000) (cost $467,170,765) -
See accompanying schedule

Cash                                                                     193

Receivable for fund shares sold                                          124,196

Interest receivable                                                      7,195,373

Prepaid expenses                                                         5,031

 TOTAL ASSETS                                                            471,900,794

LIABILITIES

Payable for investments purchased                           $ 104,072

Distributions payable                                        701,347

Accrued management fee                                       159,911

Distribution fees payable                                    67,760

Other payables and accrued expenses                          113,003

 TOTAL LIABILITIES                                                       1,146,093

NET ASSETS                                                              $ 470,754,701

Net Assets consist of:

Paid in capital                                                         $ 491,397,737

Distributions in excess of net investment income                         (1,899,714)

Accumulated undistributed net realized gain (loss) on                    (16,149,305)
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                            (2,594,017)
investments and assets and liabilities in foreign
currencies

NET ASSETS                                                              $ 470,754,701


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
 MAY 31, 1997 (UNAUDITED)

CALCULATION OF MAXIMUM OFFERING PRICE                              $10.38
CLASS A:
NET ASSET VALUE and redemption price per share
 ($1,826,042 (divided by) 175,837 shares)

Maximum offering price per share (100/96.75 of $10.38)             $10.73

CLASS T:                                                           $10.39
NET ASSET VALUE and redemption price per share
 ($257,655,500 (divided by) 24,789,406 shares)

Maximum offering price per share (100/97.25 of $10.39)             $10.68

CLASS B:                                                           $10.38
NET ASSET VALUE and offering price per share
 ($19,446,419 (divided by) 1,873,523 shares)  A

INSTITUTIONAL CLASS:                                               $10.40
NET ASSET VALUE, offering price and redemption price per share ($191,826,740 (divided by) 18,443,141 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

 SIX MONTHS ENDED MAY 31, 1997 (UNAUDITED)

INVESTMENT INCOME                                                        $ 16,856,459
Interest

EXPENSES

Management fee                                             $ 1,047,913

Transfer agent fees                                         422,542

Distribution fees                                           404,351

Accounting fees and expenses                                98,223

Non-interested trustees' compensation                       1,762

Custodian fees and expenses                                 12,170

Registration fees                                           60,276

Audit                                                       22,710

Legal                                                       6,676

Miscellaneous                                               6,798

 Total expenses before reductions                           2,083,421

 Expense reductions                                         (41,167)      2,042,254

NET INVESTMENT INCOME                                                     14,814,205

REALIZED AND UNREALIZED GAIN (LOSS)                                       (1,891,855)
Net realized gain (loss) on investment securities

Change in net unrealized appreciation (depreciation) on                   (8,169,500)
investment securities

NET GAIN (LOSS)                                                           (10,061,355)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                          $ 4,752,850
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                            SIX MONTHS      YEAR ENDED
                                                            ENDED           NOVEMBER 30,
                                                            MAY 31, 1997    1996
                                                            (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                                  $ 14,814,205    $ 31,675,872
Net investment income

 Net realized gain (loss)                                    (1,891,855)     (9,733,480)

 Change in net unrealized appreciation (depreciation)        (8,169,500)     2,408,292

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING             4,752,850       24,350,684
FROM OPERATIONS

Distributions to shareholders from net investment income     (14,697,171)    (31,669,310)

Share transactions - net increase (decrease)                 (12,928,448)    47,816,674

  TOTAL INCREASE (DECREASE) IN NET ASSETS                    (22,872,769)    40,498,048

NET ASSETS

 Beginning of period                                         493,627,470     453,129,422

 End of period (including distributions in excess           $ 470,754,701   $ 493,627,470
of net investment income of $1,899,714 and
$2,016,748, respectively)


FINANCIAL HIGHLIGHTS - CLASS A
      SIX MONTHS       YEAR ENDED
      ENDED MAY 31,    NOVEMBER 30,
      1997

      (UNAUDITED)      1996 E

SELECTED PER-SHARE DATA

Net asset value, beginning of period                    $ 10.590     $ 10.350

Income from Investment Operations

 Net investment income D                                 .318         .159

 Net realized and unrealized gain (loss)                 (.208)       .235 G

 Total from investment operations                        .110         .394

Less Distributions

 From net investment income                              (.320)       (.154)

Net asset value, end of period                          $ 10.380     $ 10.590

TOTAL RETURN B, C                                        1.07%        3.83%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                 $ 1,826      $ 687

Ratio of expenses to average net assets                  .90% A, F    .90% A,
                                                                      F

Ratio of net investment income to average net assets     6.29% A      6.45% A

Portfolio turnover rate                                  121% A       200%

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
FINANCIAL HIGHLIGHTS - CLASS T
      SIX MONTHS     YEARS ENDED NOVEMBER 30,
      ENDED
      MAY 31, 1997

      (UNAUDITED)    1996                       1995   1994 F   1993   1992 E


SELECTED PER-SHARE DATA

Net asset value,               $ 10.610    $ 10.760    $ 10.260    $ 11.140    $ 10.640   $ 10.960
beginning of period

Income from
Investment
Operations

 Net investment                 .320 D      .671 D      .649        .609        .785       .170
income

 Net realized and               (.221)      (.147)      .491        (.876)      .511       (.320)
 unrealized gain
 (loss)

 Total from investment          .099        .524        1.140       (.267)      1.296      (.150)

 operations

Less Distributions

 From net investment            (.319)      (.674)      (.640)      (.555)      (.796)     (.170)
 income

 From return of capital         -           -           -           (.058)      -          -

 Total distributions            (.319)      (.674)      (.640)      (.613)      (.796)     (.170)

Net asset value, end           $ 10.390    $ 10.610    $ 10.760    $ 10.260    $ 11.140   $ 10.640
of period

TOTAL RETURN B, C               0.96%       5.10%       11.43%      (2.44)      12.50%     (1.37)
                                                                   %                      %

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of             $ 257,656   $ 262,103   $ 228,439   $ 141,866   $ 59,184   $ 2,583
period (000 omitted)

Ratio of expenses to            .96% A      .97%        .94%        1.02%       1.23%      .82%
average net assets                                     G           G                      A

Ratio of expenses to            .96% A      .96%        .94%        1.02%       1.23%      .82%
average net assets                         H                                              A
after expense
reductions

Ratio of net investment         6.18% A     6.38%       6.20%       6.04%       6.81%      7.67%
income to average                                                                         A
net assets

Portfolio turnover rate         121% A      200%        189%        68%         59%        7%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 10, 1992 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO NOVEMBER 30, 1992.
F EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
H FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.
FINANCIAL HIGHLIGHTS - CLASS B
      SIX MONTHS     YEARS ENDED NOVEMBER 30,
      ENDED
      MAY 31, 1997

      (UNAUDITED)    1996                       1995   1994 E


SELECTED PER-SHARE DATA

Net asset value, beginning of period        $ 10.590    $ 10.750   $ 10.250   $ 10.430

Income from Investment Operations

 Net investment income                       .283 D      .597 D     .579       .204

 Net realized and unrealized gain (loss)     (.211)      (.153)     .483       (.178)

 Total from investment operations            .072        .444       1.062      .026

Less Distributions

 From net investment income                  (.282)      (.604)     (.562)     (.187)

 From return of capital                      -           -          -          (.019)

 Total distributions                         (.282)      (.604)     (.562)     (.206)

Net asset value, end of period              $ 10.380    $ 10.590   $ 10.750   $ 10.250

TOTAL RETURN B, C                            0.70%       4.32%      10.62%     0.24%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)     $ 19,446    $ 18,972   $ 15,830   $ 3,156

Ratio of expenses to average net assets      1.65% A,    1.66%      1.70%      1.65% A,
                                             F          F          F           F

Ratio of net investment income to            5.48% A     5.69%      5.44%      5.42% A
average
net assets

Portfolio turnover rate                      121% A      200%       189%       68%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1994.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      SIX MONTHS     YEARS ENDED NOVEMBER 30,
      ENDED
      MAY 31, 1997

      (UNAUDITED)    1996                       1995   1994 E   1993   1992


SELECTED PER-SHARE DATA

Net asset value,               $ 10.620    $ 10.770    $ 10.270    $ 11.160    $ 10.640    $ 10.550
beginning of period

Income from Investment
Operations

 Net investment                 .334 D      .705 D      .671        .602        .832        .840
income

 Net realized and               (.220)      (.151)      .499        (.833)      .531        .102
 unrealized gain
(loss)

 Total from investment          .114        .554        1.170       (.231)      1.363       .942
 operations

Less Distributions

 From net investment            (.334)      (.704)      (.670)      (.597)      (.843)      (.852)
 income

 From return of capital         -           -           -           (.062)      -           -

 Total distributions            (.334)      (.704)      (.670)      (.659)      (.843)      (.852)

Net asset value, end           $ 10.400    $ 10.620    $ 10.770    $ 10.270    $ 11.160    $ 10.640
of period

TOTAL RETURN B, C               1.10%       5.40%       11.73%      (2.10)      13.17%      9.21%
                                                                   %

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of             $ 191,827   $ 211,866   $ 208,861   $ 172,122   $ 183,790   $ 160,156
period (000 omitted)

Ratio of expenses to            .67%        .66%        .67%        .61%        .64%        .57%
average net assets             A                       F

Ratio of net investment         6.45%       6.69%       6.47%       6.45%       7.41%       7.96%
income to average              A
net assets

Portfolio turnover rate         121%        200%        189%        68%         59%         7%
                               A


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
NOTES TO FINANCIAL STATEMENTS
For the period ended May 31, 1997 (Unaudited)




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Intermediate Bond Fund (the fund) is a fund of Fidelity Advisor Series IV (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
FOREIGN CURRENCY TRANSLATION - CONTINUED
and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities. INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying Class A and shares of Class A for distribution under federal and state securities law. These expenses are borne by Class A and amortized over one year. DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, futures and options transactions, market discount, capital loss carryforwards and losses deferred due to futures and options and wash sales.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations. REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $277,267,794 and $288,603,148, respectively, of which U.S. government and government agency obligations aggregated $211,287,377 and $251,087,485, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
MANAGEMENT FEE - CONTINUED
effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .44% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation
(FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .15%

CLASS T     .25%

CLASS B     .90% *

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO    DEALERS'
           FDC        PORTION

CLASS A    $          $
           828        828

CLASS T     319,258    319,258

CLASS B     84,265     23,407

           $          $
           404,351    343,493

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 3.25% and 2.75% for selling Class A and Class T shares of the fund, respectively, and the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within three years of purchase. The Class B charge is based on declining rates which range from 3% to 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SALES LOAD - CONTINUED
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities dealers, banks, and other financial institutions:
           PAID TO   DEALERS'
           FDC       PORTION

CLASS A    $         $
           28,579    17,595

CLASS T     62,023    46,617

CLASS B     36,418    0 *

           $         $
           127,020   64,212

* WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS THROUGH WHICH
 THE SALES ARE MADE.
TRANSFER AGENT FEES. Each class of the fund has entered into a separate transfer, dividend disbursing, and shareholder servicing agent (collectively referred to as the Transfer Agents) contract with respect to its shares. The Transfer Agents receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. For the period, the following amounts were paid to each transfer agent:
                        TRANSFER   AMOUNT     % OF
                        AGENT                 AVERAGE
                                              NET ASSETS

CLASS A                 FIIOC *    $          0.38% **
                                   2,083

CLASS T ***             FIIOC *     244,513   0.19% **

CLASS B                 FIIOC *     22,964    0.25% **

INSTITUTIONAL CLASS     FIIOC *     152,982   0.15% **

                                   $
                                   422,542

* FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY, INC. (FIIOC) AN AFFILIATE OF FMR.
** ANNUALIZED
*** PRIOR TO JANUARY 1, 1997 STATE STREET BANK AND TRUST COMPANY WAS THE TRANSFER AGENT FOR THE FUND'S CLASS T SHARES. STATE STREET, HOWEVER, HAD
DELEGATED CERTAIN    TRANSFER, DIVIDEND DISBURSING, AND SHAREHOLDER
SERVICES TO FIIOC FOR WHICH FIIOC RECEIVED ITS ALLOCABLE SHARE OF ALL SUCH
FEES.
ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each class:
           FMR           REIMBURSEME
           EXPENSE       NT
           LIMITATIONS

CLASS A    .90%          $
                         22,478

CLASS B    1.65%          13,690

                         $
                         36,168

In addition, the fund has entered into arrangements with its custodian and each class' transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $4,999 under the custodian arrangement.
6. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:


                              SIX MONTHS    YEAR ENDED
                              ENDED

                              MAY 31,       NOVEMBER 30,

CLASS A                       1997          1996 A

From net investment income    $             $
                              33,997        6,183

CLASS T

From net investment income     7,800,665     16,284,509

CLASS B

From net investment income     506,377       1,037,161

INSTITUTIONAL CLASS

From net investment income     6,356,132     14,341,457

TOTAL                         $             $
                              14,697,171    31,669,310

A DISTRIBUTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996
(COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1996.
7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                           SHARES                          DOLLARS

                           SIX MONTHS      YEAR ENDED      SIX MONTHS       YEAR ENDED
                           ENDED MAY 31,   NOVEMBER 30,    ENDED MAY 31,    NOVEMBER 30,

                           1997            1996 A          1997             1996 A



CLASS A                     175,667         72,448         $                $
Shares sold                                                1,822,757        756,142

Reinvestment of             2,907           475             30,211           4,998
distributions

Shares redeemed             (67,580)        (8,080)         (698,143)        (84,516)

Net increase (decrease)     110,994         64,843         $                $
                                                           1,154,825        676,624

CLASS T                     6,369,295       14,999,140     $                $
Shares sold                                                66,462,313       158,724,547

Reinvestment of             679,892         1,411,416       7,082,430        14,860,075
distributions

Shares redeemed             (6,963,419)     (12,931,481)    (72,669,279)     (136,183,619)

Net increase (decrease)     85,768          3,479,075      $                $
                                                           875,464          37,401,003

CLASS B                     413,585         1,114,235      $                $
Shares sold                                                4,301,104        11,808,349

Reinvestment of             37,431          76,373          389,487          803,087
distributions

Shares redeemed             (368,178)       (872,302)       (3,837,601)      (9,227,658)

Net increase (decrease)     82,838          318,306        $                $
                                                           852,990          3,383,778

INSTITUTIONAL CLASS         2,318,668       9,022,232      $                $
Shares sold                                                24,200,731       95,376,649

Reinvestment of             255,308         561,358         2,662,225        5,915,605
distributions

Shares redeemed             (4,085,452)     (9,022,616)     (42,674,683)     (94,936,985)

Net increase (decrease)     (1,511,476)     560,974        $ (15,811,727)   $
                                                                            6,355,269


A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1996.
8. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $
                       22,442

CLASS T                 12,767

CLASS B                 13,702

INSTITUTIONAL CLASS     11,365

                       $
                       60,276







INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.)
Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Fred L. Henning, Jr., Vice President
Kevin E. Grant, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
Bank of New York
New York, NY
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor TechnoQuant(trademark)
Growth Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Municipal Bond Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
STATE MUNICIPAL FUNDS
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor New York Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)


(2_FIDELITY_LOGOS)FIDELITY ADVISOR
(registered trademark)

INTERMEDIATE BOND
FUND - INSTITUTIONAL CLASS
SEMIANNUAL REPORT
MAY 31, 1997
CONTENTS


PRESIDENT'S MESSAGE    3     Ned Johnson on investing
                             strategies.

PERFORMANCE            4     How the fund has done over time.

FUND TALK              7     The manager's review of fund
                             performance, strategy and outlook.

INVESTMENT CHANGES     10    A summary of major shifts in the
                             fund's investments over the past six
                             months.

INVESTMENTS            11    A complete list of the fund's
                             investments with their market
                             values.

FINANCIAL STATEMENTS   19    Statements of assets and
                             liabilities, operations, and changes
                             in net assets, as well as financial
                             highlights.

NOTES                  27    Notes to the financial statements.




THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY FDIC, FEDERAL
RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND
EXPENSES,
CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU
INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Through the first five months of 1997, stock and bond markets experienced the kind of short-term volatility that can affect them from time to time. After climbing steadily upward for more than two years, stock prices saw a sharp correction in late March and early April. Returns in the bond market were essentially stagnant as the Federal Reserve Board implemented a long-expected increase in short-term interest rates at the end of March. While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government. Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR INTERMEDIATE BOND FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED MAY 31, 1997                 PAST 6   PAST 1   PAST 5   PAST 10
                                           MONTHS   YEAR     YEARS    YEARS

Advisor Intermediate Bond Fund -           1.10%    6.89%    38.31%   118.19%
 Institutional Class

Lehman Brothers Intermediate Government/   1.25%    7.38%    37.73%   119.80%
 Corporate Bond Index

Intermediate Investment Grade Debt         0.71%    7.56%    37.00%   118.94%
 Funds Average

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to those of the Lehman Brothers Intermediate Government/Corporate Bond Index - a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and 10 years. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the intermediate investment grade debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 192 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED MAY 31, 1997                 PAST 1   PAST 5   PAST 10
                                           YEAR     YEARS    YEARS

Advisor Intermediate Bond Fund -           6.89%    6.70%    8.11%
 Institutional Class

Lehman Brothers Intermediate Government/   7.38%    6.61%    8.19%
 Corporate Bond Index

Intermediate Investment Grade Debt         7.56%    6.48%    8.13%
 Funds Average

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class' cumulative return and show you what would have happened if Institutional Class had performed at a constant rate each year.
$10,000 OVER 10 YEARS
  1987/05/31      10000.00                    10000.00
  1987/06/30      10133.64                    10120.85
  1987/07/31      10133.34                    10143.98
  1987/08/31      10084.09                    10117.58
  1987/09/30       9917.78                     9986.39
  1987/10/31      10165.00                    10271.64
  1987/11/30      10295.76                    10336.96
  1987/12/31      10398.22                    10445.56
  1988/01/31      10713.94                    10712.85
  1988/02/29      10874.34                    10832.06
  1988/03/31      10789.96                    10790.42
  1988/04/30      10767.16                    10772.46
  1988/05/31      10704.02                    10724.82
  1988/06/30      10902.10                    10895.75
  1988/07/31      10890.69                    10872.62
  1988/08/31      10921.52                    10888.95
  1988/09/30      11123.23                    11077.84
  1988/10/31      11272.29                    11228.36
  1988/11/30      11202.69                    11132.55
  1988/12/31      11212.99                    11142.35
  1989/01/31      11334.99                    11259.39
  1989/02/28      11308.15                    11212.85
  1989/03/31      11352.84                    11261.30
  1989/04/30      11543.80                    11486.39
  1989/05/31      11760.90                    11714.48
  1989/06/30      12047.45                    12009.80
  1989/07/31      12302.33                    12256.40
  1989/08/31      12136.18                    12097.99
  1989/09/30      12193.47                    12155.14
  1989/10/31      12447.89                    12412.08
  1989/11/30      12550.28                    12530.76
  1989/12/31      12570.97                    12565.05
  1990/01/31      12445.94                    12484.49
  1990/02/28      12486.87                    12529.94
  1990/03/31      12469.41                    12546.27
  1990/04/30      12388.79                    12502.72
  1990/05/31      12683.04                    12342.13
  1990/06/30      12852.62                    12948.56
  1990/07/31      13024.21                    13128.20
  1990/08/31      12915.49                    13074.31
  1990/09/30      13010.96                    13175.29
  1990/10/31      13133.58                    13328.25
  1990/11/30      13360.92                    13062.60
  1990/12/31      13565.64                    13715.57
  1991/01/31      13666.48                    13854.65
  1991/02/28      13776.09                    13965.43
  1991/03/31      13863.36                    14060.42
  1991/04/30      14017.99                    14213.66
  1991/05/31      14092.77                    14301.03
  1991/06/30      14097.01                    14311.11
  1991/07/31      14255.55                    14470.60
  1991/08/31      14554.84                    14746.87
  1991/09/30      14825.17                    15000.54
  1991/10/31      15000.60                    15171.75
  1991/11/30      15144.12                    15345.94
  1991/12/31      15621.87                    15720.74
  1992/01/31      15421.97                    15578.39
  1992/02/29      15461.97                    15639.90
  1992/03/31      15406.32                    15578.39
  1992/04/30      15492.89                    15715.30
  1992/05/31      15776.03                    15958.90
  1992/06/30      15998.49                    16195.16
  1992/07/31      16375.04                    16517.15
  1992/08/31      16526.44                    16682.36
  1992/09/30      16736.96                    16908.82
  1992/10/31      16493.88                    16689.44
  1992/11/30      16539.58                    16626.02
  1992/12/31      16764.71                    16848.67
  1993/01/31      17118.10                    17176.37
  1993/02/28      17447.29                    17447.20
  1993/03/31      17565.64                    17516.60
  1993/04/30      17679.38                    17657.59
  1993/05/31      17700.34                    17618.40
  1993/06/30      18057.74                    17894.94
  1993/07/31      18224.03                    17938.76
  1993/08/31      18634.18                    18223.19
  1993/09/30      18694.59                    18298.86
  1993/10/31      18801.73                    18347.85
  1993/11/30      18718.07                    18245.51
  1993/12/31      18790.31                    18329.07
  1994/01/31      18995.69                    18532.66
  1994/02/28      18616.17                    18258.57
  1994/03/31      18261.76                    17957.27
  1994/04/30      18216.49                    17835.06
  1994/05/31      18168.80                    17847.03
  1994/06/30      18171.03                    17849.48
  1994/07/31      18347.56                    18106.42
  1994/08/31      18349.67                    18163.04
  1994/09/30      18264.67                    17995.92
  1994/10/31      18268.68                    17993.47
  1994/11/30      18325.13                    17911.81
  1994/12/31      18403.56                    17975.23
  1995/01/31      18606.95                    18278.17
  1995/02/28      18822.42                    18657.32
  1995/03/31      18940.76                    18764.02
  1995/04/30      19113.17                    18995.65
  1995/05/31      19602.53                    19569.95
  1995/06/30      19722.53                    19701.14
  1995/07/31      19717.45                    19703.86
  1995/08/31      19881.16                    19883.23
  1995/09/30      20007.66                    20027.22
  1995/10/31      20232.80                    20250.41
  1995/11/30      20475.12                    20516.60
  1995/12/31      20704.85                    20731.63
  1996/01/31      20861.63                    20910.45
  1996/02/29      20628.58                    20664.94
  1996/03/31      20533.88                    20558.52
  1996/04/30      20453.99                    20485.85
  1996/05/31      20413.38                    20470.33
  1996/06/30      20624.48                    20687.81
  1996/07/31      20683.49                    20749.32
  1996/08/31      20703.50                    20765.65
  1996/09/30      20975.70                    21054.98
  1996/10/31      21311.01                    21427.05
  1996/11/30      21581.06                    21709.58
  1996/12/31      21471.36                    21570.50
  1997/01/31      21545.47                    21654.33
  1997/02/28      21568.75                    21695.70
  1997/03/31      21439.44                    21546.00
  1997/04/30      21679.34                    21799.13
  1997/05/30      21819.35
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Bond Fund - Institutional Class on May 31, 1987. As the chart shows, by May 31, 1997, the value of the investment would have grown to $21,819 - a 118.19% increase on the initial investment. For comparison, look at how the Lehman Brothers Intermediate Government/Corporate Bond Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $21,980 - a 119.80% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS
      SIX MONTHS   YEARS ENDED NOVEMBER 30,
      ENDED
      MAY 31,

                       1997     1996     1995     1994      1993     1992

Dividend return        3.17%    6.79%    6.86%    5.87% A   8.28%    8.36%

Capital appreciation   -2.07%   -1.39%    4.87%   -7.97%     4.89%   0.85%
 return

Total return           1.10%    5.40%    11.73%   -2.10%    13.17%   9.21%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any.
DIVIDENDS AND YIELD
PERIODS ENDED MAY 31, 1997    PAST 1        PAST 6         PAST 1
                              MONTH         MONTHS         YEAR

Dividends per share           5.71(cents)   33.37(cents)   67.73(cents)

Annualized dividend rate      6.47%         6.41%          6.49%

30-day annualized yield       6.06%         -              -

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average net asset value of $10.39 over the past one month, $10.44 over the past six months and $10.44 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.

A DIVIDENDS PAID ARE BASED ON THE CLASS' INVESTMENT INCOME AND DO NOT REFLECT CURRENCY-RELATED LOSSES. AS A RESULT OF CURRENCY LOSSES, DIVIDENDS PAID OF APPROXIMATELY 6.2(CENTS) PER SHARE WERE A NON-TAXABLE RETURN OF CAPITAL.
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Kevin Grant, Portfolio Manager of Fidelity Advisor Intermediate Bond Fund
Q. HOW DID THE FUND PERFORM, KEVIN?
A. For the six months that ended May 31, 1997, the fund's Institutional Class shares had a total return of 1.10%. For the same period, the intermediate investment grade debt funds average tracked by Lipper Analytical Services returned 0.71%, while the Lehman Brothers Intermediate Government/Corporate Bond Index posted a total return of 1.25%. For the 12 months ended May 31, 1997, the fund's Institutional Class shares had a total return of 6.89%, while the Lipper funds average had a 7.56% total return and the Lehman Brothers index returned 7.38%.
Q. WHAT WAS THE INVESTING ENVIRONMENT LIKE FOR BONDS OVER THE PAST SIX
MONTHS?
A. In the first couple months of the period, strong economic growth and increasing concerns about inflation acted as a drag on the bond market's performance. In March, the Federal Reserve Board raised the rate banks charge each other for overnight loans in order to head off inflation that might be caused by a tight labor market. That overnight bank rate - known as the fed funds target rate - was increased by 0.25% to 5.50%. But because this move had already been factored into bond prices, the market didn't really react. In April and May, producer and consumer price indexes continued to point to a favorable inflation outlook and the bond market rallied. Because interest rates finished the period only slightly higher than where they began the period, income - in contrast to price gains or losses - accounted for most of the total return on bonds.
Q. WHAT CHOICES DID YOU MAKE IN THE CORPORATE BOND SECTOR?
A. I continued to remain cautious in choosing the fund's corporate bond holdings. The period saw a continuation of the trends that have dominated the stock and corporate bond markets over the past two years: strong corporate earnings, rising cash flows and improving balance sheets. While stocks can go higher and higher, corporate bond prices - which generally move in the opposite direction of their yields - basically cannot rise to the point where they yield less than Treasuries because of corporates' additional risk. However, the compensation for the additional risk inherent in corporate bonds relative to Treasuries - what we refer to as the "spread" - has diminished. About the only upside investors have been able to get with corporate bonds over the past six months is that yield advantage. So rather than overweight corporate bonds relative to the index, I've maintained a defensive posture.
Q. WAS THAT DEFENSIVE STRATEGY EVIDENT IN THE INDIVIDUAL CORPORATE BONDS YOU CHOSE DURING THE PERIOD?
A. Yes. In selecting individual corporate bonds, one of my main concerns was that a company's credit rating could be compromised if it acquired a debt-laden or lower-quality company. So I focused on more defensive issues, meaning those that I thought offered enough yield to adequately compensate investors for the risk they carried. These issues included companies that I believed would avoid acquisitions that would hurt their current creditworthiness.
Q. WHAT WAS YOUR STRATEGY WITH MORTGAGE-BACKED SECURITIES?
A. I sold some mortgage securities in late 1996 because they had done well and I wanted to lock in their gains. So far in 1997, mortgages have remained expensive by historical standards - as expensive as they've ever been relative to Treasuries in fact. As a result, I haven't added many back into the fund. But the mortgages I do own are very "seasoned" bonds, which means they were issued 10 to 15 years ago. These mortgages have minimal exposure to mortgage prepayment risk.
Q. WHERE DID YOU FIND OPPORTUNITIES IN THE TREASURY SECTOR OF THE MARKET?
A. Treasury securities of various maturities tend to be very efficiently priced relative to one another, so there aren't many opportunities to exploit price inefficiencies in this sector of the market. However, I have been finding some pockets where prices temporarily fall out of line and present opportunities. For example, 13- and 14-month Treasury securities get a small price bounce as time goes by and they become eligible to be included in money market funds, so I added those when I thought the market would reward me for doing so. But even as I buy and sell securities of various maturities, my goal is to keep the fund's duration - which measures the fund's sensitivity to changing interest rates - neutral to the benchmark.
Q. WHAT'S YOUR OUTLOOK?
A. The way bonds are priced at present, it appears that investors are expecting the best-case scenario: relatively stable interest rates, low inflation, improving corporate profits and low market volatility. Because it's impossible to predict when spreads will widen out again if conditions don't follow the best-case scenario, I'll continue to maintain a defensive posture.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: seeks to provide a high
current income by
investing in investment
grade debt securities
START DATE: February 2, 1984
SIZE: as of May 31, 1997,
more than $470 million
MANAGER: Kevin Grant, since
1995; manager, Fidelity
Advisor World Limited Bond
Fund, since 1995; joined
Fidelity in 1993
(checkmark)
KEVIN GRANT ON YANKEE AND
PUT BONDS:
"Yankee bonds and put bonds
are two areas of the bond
market that have been
especially attractive recently.
Yankee bonds are issued by
foreign companies or
governments, are sold in the
U.S. and are denominated in
U.S. dollars. During the
period, the fund held yankee
bonds issued by provincial
governments in Canada.
Historically, these issues have
had yields similar to corporate
bonds, without the
accompanying risks. Put
bonds also can offer attractive
yields as well as favorable
price action. Let's use the
example of Wachovia Corp.
put bonds, which have a
maturity date of October
2025. These bonds are
puttable - which means the
fund can redeem them - in
2005. So in roughly eight and
a half years, if interest rates
are higher, we can redeem
the bond at par (face) value
and reinvest the proceeds at
higher interest rates. On the
other hand, if interest rates
are much lower, the fund can
continue to hold these
higher-yielding bonds that
could potentially rise in price
as if they had a 30 year
maturity - a price increase
markedly higher than for a
bond with a maturity of 8.5
years. In my experience, put
bonds have been chronically
undervalued because the
market doesn't really
understand them. As a result,
I'm often able to buy them at
attractive prices."
INVESTMENT CHANGES


QUALITY DIVERSIFICATION AS OF MAY 31, 1997
(MOODY'S RATINGS)   %    % OF FUND'S
                    O    INVESTMENTS
                    F    6 MONTHS AGO
                    F
                    U
                    N
                    D
                    '
                    S
                    I
                    N
                    V
                    E
                    S
                    T
                    M
                    E
                    N
                    T
                    S

Aaa                 6    71.8
                    3
                    .
                    0

Aa                  8    6.2
                    .
                    3

A                   2    17.5
                    1
                    .
                    5

Baa                 4    1.9
                    .
                    7

TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS.
AVERAGE YEARS TO MATURITY AS OF MAY 31, 1997
              6 MONTHS AGO

Years   5.6   5.7

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF MAY 31, 1997
              6 MONTHS AGO

Years   3.2   3.2

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF MAY 31, 1997 * AS OF NOVEMBER 30, 1996 **

Corporate bonds 33.9%
U.S. government
and agency
obligations 38.8%
Mortgage-backed
securities 20.2%
Foreign government
obligations 3.6%
Other 1.0%
Short-term
investments 2.5%
Corporate bonds 25.5%
U.S. government
and agency
obligations 46.2%
Mortgage-backed
securities 20.5%
Foreign government
obligations 4.2%
Other 1.0%
Short-term
investments 2.6%
Row: 1, Col: 1, Value: 2.5
Row: 1, Col: 2, Value: 1.0
Row: 1, Col: 3, Value: 3.6
Row: 1, Col: 4, Value: 20.2
Row: 1, Col: 5, Value: 38.8
Row: 1, Col: 6, Value: 33.9
Row: 1, Col: 1, Value: 2.6
Row: 1, Col: 2, Value: 1.0
Row: 1, Col: 3, Value: 4.2
Row: 1, Col: 4, Value: 20.5
Row: 1, Col: 5, Value: 46.2
Row: 1, Col: 6, Value: 25.5

* FOREIGN
 INVESTMENTS 9.9%
** FOREIGN
 INVESTMENTS 7.2%
INVESTMENTS MAY 31, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


NONCONVERTIBLE BONDS - 33.9%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
BASIC INDUSTRIES - 0.6%
CHEMICALS & PLASTICS - 0.6%
Methanex Corp. yankee 8 7/8%, 11/15/01   $ 2,790,000 $ 2,961,976
ENERGY - 2.4%
ENERGY SERVICES - 0.7%
Petroliam Nasional BHD yankee 6 7/8%, 7/1/03 (a)   3,160,000  3,127,073
OIL & GAS - 1.7%
Apache Corp. 9 1/4%, 6/1/02    7,075,000  7,732,621
TOTAL ENERGY   10,859,694
FINANCE - 23.7%
ASSET-BACKED SECURITIES - 5.3%
Capital Equipment Receivables Trust 6.11%, 7/15/99    7,670,000  7,653,222
Chase Manhattan Grantor Trust:
6.61%, 9/15/02    3,116,380  3,128,066
 6.76%, 9/15/02    1,168,642  1,172,842
Ford Credit Grantor Trust 5.90%, 10/15/00     2,521,163  2,514,860
KeyCorp Auto Grantor Trust 5.80%, 7/15/00    125,852  125,374
Sears Credit Account Master Trust II
6 1/2%, 10/15/03     3,400,000  3,404,250
SCFC Recreational Vehicle Loan Trust
7 1/4%, 9/15/06     373,512  373,045
Standard Credit Card Master Trust I:
participation certificate 5 1/2%, 9/7/98    5,000,000  4,996,875
 7.62%, 2/15/00     1,200,000  1,221,750
  24,590,284
BANKS - 8.6%
ABN Amro Bank NV 6 5/8%, 10/31/01    2,750,000  2,724,645
Banc One Corp. 6.70%, 3/24/00    1,900,000  1,902,508
Banponce Financial Corp.:
6.69%, 9/21/00    2,250,000  2,233,778
 6 3/4%, 8/9/01    3,850,000  3,813,079
Kansallis-Osake-Pankki 10%, 5/1/02    650,000  726,414
Korea Development Bank yankee 6 3/4%, 12/1/05   5,000,000  4,792,050
Nationsbank Corp. 8 1/8%, 6/15/02    3,000,000  3,146,010
Provident Bank 6 1/8%, 12/15/00    5,000,000  4,884,050
NONCONVERTIBLE BONDS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
FINANCE - CONTINUED
BANKS - CONTINUED
Skandinaviska Enskilda Banken yankee
8.45%, 5/15/02   $ 4,600,000 $ 4,872,458
Star Banc Corp. 6.80%, 5/1/99    2,400,000  2,407,944
Union Planters National Bank 6.81%, 8/20/01    1,500,000  1,501,875
U.S. Bancorp Ore 7 1/2%, 6/1/26    2,000,000  2,055,320
Wachovia Corp. 6.605%, 10/1/25    5,000,000  4,873,000
  39,933,131
CREDIT & OTHER FINANCE - 7.6%
Associates Corp. of North America 6 1/2%, 9/9/98   5,000,000  5,013,350
CIT Group Holdings, Inc. 6 1/4%, 9/30/99    4,560,000  4,534,646
Chrysler Financial Corp. 6 3/8%, 1/28/00    2,580,000  2,564,004
DR Investment yankee 7.10%, 5/15/02 (a)    5,000,000  5,009,300
Deere (John) Capital Corp. 9 5/8%, 11/1/98    2,500,000  2,607,900
Ford Motor Credit Co. 7 3/4%, 11/15/02    100,000  103,271
General Electric Capital Corp. 6.94%, 4/13/09 (b)   2,530,000  2,549,810
General Motors Acceptance Corp. 6.65%, 5/24/00   2,000,000  1,994,020
RBSG Capital Corp. 10 1/8%, 3/1/04    1,500,000  1,720,845
Sears, Roebuck Acceptance Corp. 6.15%, 11/15/05   5,000,000  4,908,100
Secured Finance, Inc. gtd. secured 9.05%, 12/15/04   4,000,000  4,410,480
  35,415,726
INSURANCE - 2.2%
Protective Life Corp. 7.95%, 7/1/04    1,000,000  1,035,890
SunAmerica, Inc. 6.20%, 10/31/99    9,300,000  9,202,350
  10,238,240
TOTAL FINANCE   110,177,381
HEALTH - 0.7%
MEDICAL FACILITIES MANAGEMENT - 0.7%
Columbia/HCA Healthcare Corp.:
6 1/2%, 3/15/99    1,420,000  1,422,528
 6.73%, 7/15/45    2,000,000  1,978,060
  3,400,588
NONCONVERTIBLE BONDS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
INDUSTRIAL MACHINERY & EQUIPMENT - 1.3%
POLLUTION CONTROL - 1.3%
WMX Technologies, Inc. 7.10%, 8/1/26   $ 6,000,000 $ 6,022,560
NONDURABLES - 1.3%
TOBACCO - 1.3%
Philip Morris Companies, Inc.:
6 3/8%, 1/15/98    250,000  250,220
 6.95%, 6/1/06    6,000,000  5,989,260
  6,239,480
RETAIL & WHOLESALE - 0.4%
GENERAL MERCHANDISE STORES - 0.4%
Penney (J.C.), Inc. 6.95%, 4/1/00    1,800,000  1,809,306
TECHNOLOGY - 3.2%
COMPUTER SERVICES & SOFTWARE - 1.1%
First Data Corp. 6 5/8%, 4/1/03    5,000,000  4,921,800
ELECTRONICS - 2.1%
Motorola, Inc. 6 1/2%, 9/1/25    5,000,000  4,881,050
Texas Instruments, Inc. 6 7/8%, 7/15/00    5,000,000  5,023,550
  9,904,600
TOTAL TECHNOLOGY   14,826,400
UTILITIES - 0.3%
ELECTRIC UTILITY - 0.3%
British Columbia Hydro & Power Authority
yankee 12 1/2%, 1/15/14    940,000  1,061,542
Virginia Electric & Power Co. 1st & ref. mtg.,
7 3/8%, 7/1/02    150,000  152,786
  1,214,328
TOTAL NONCONVERTIBLE BONDS
(Cost $140,159,659)   157,511,713
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 38.8%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
U.S. TREASURY OBLIGATIONS - 31.5%
9 1/8%, 5/15/99   $ 23,920,000 $ 25,183,215
8%, 8/15/99    62,870,000  65,089,940
7 3/4%, 12/31/99    17,130,000  17,705,397
5 3/4%, 10/31/00    505,000  495,057
6 5/8%, 6/30/01    4,340,000  4,362,394
7%, 7/15/06    18,148,000  18,539,271
12 3/4%, 11/15/10 (callable)    10,998,000  15,184,059
  146,559,333
U.S. GOVERNMENT AGENCY OBLIGATIONS - 7.3%
Financing Corp. stripped principal:
 0%, 5/30/00    1,000,000  824,540
 0%, 10/6/01    2,000,000  1,500,160
 0%, 6/6/02    2,800,000  2,012,976
Federal Farm Credit Banks Consolidated
Systemwide 6.55%, 2/7/04    740,000  731,557
Federal Home Loan Bank:
 7.31%, 6/16/04    3,830,000  3,932,338
 7.38%, 8/5/04    1,930,000  1,989,714
 7.70%, 9/20/04    1,250,000  1,311,713
Federal Home Loan Mortgage Corporation
8.115%, 1/31/05    5,460,000  5,850,718
Federal National Mortgage Association
6.72%, 8/1/05    2,230,000  2,203,864
Government Trust Certificates (assets of Trust
guaranteed by U.S. Government through
Defense Security Assistance Agency)
Class 2-E, 9.40%, 5/15/02    1,097,044  1,163,579
Guaranteed Export Trust Certificates (assets of
Trust guaranteed by U.S. Government
through Export-Import Bank):
 Series 1994-A, 7.12%, 4/15/06    329,208  333,014
  Series 1994-C, 6.61%, 9/15/99    74,809  75,004
State of Israel (guaranteed by U.S. Government
through Agency for International Development):
  8%, 11/15/01    1,740,000  1,827,261
  6 1/8%, 3/15/03    680,000  657,852
  6 5/8%, 2/15/04    140,000  138,848
  7 5/8%, 8/15/04    840,000  874,348
  5.89%, 8/15/05    2,070,000  1,931,426
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
U.S. Department of Housing and Urban Development
Government guaranteed participation certificates:
 Series 1995-A, 8.24%, 8/1/04   $ 1,030,000 $ 1,105,077
  Series 1996-A, 6.92%, 8/1/04    5,360,000  5,371,685
  33,835,674
TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(Cost $183,225,034)   180,395,007
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - 10.4%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 1.5%
5 1/2%, 12/1/02 to 6/1/03    2,353,150  2,238,950
7%, 11/1/00 to 7/1/01    3,054,562  3,066,689
9 1/2%, 1/1/17    53,855  57,978
10%, 4/1/05 to 8/1/10    445,617  480,129
10 1/4%, 12/1/09    46,700  50,485
10 1/2%, 5/1/21    820,479  898,778
11%, 12/1/11    46,431  50,923
11 1/2%, 10/1/15    135,993  151,046
11 3/4%, 10/1/10    92,933  102,987
  7,097,965
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.0%
5 1/2%, 5/1/03 to 5/1/26    4,155,112  3,932,293
6%, 5/1/01 to 3/1/11    2,075,729  2,016,046
9 1/2%, 2/1/25    3,966,645  4,274,021
10%, 1/1/20    109,839  119,587
10 1/2%, 7/1/11 to 8/1/20    617,876  677,808
11%, 8/1/15    2,466,937  2,723,770
12 1/2%, 2/1/11 to 4/1/15    116,957  135,497
  13,879,022
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 5.9%
7%, 11/15/22 to 6/15/27    5,737,854  5,622,791
8%, 2/15/02 to 6/15/25    4,638,468  4,747,220
8 1/2%, 4/15/17 to 5/15/26    869,143  909,188
9%, 5/15/16 to 10/15/18    3,922,502  4,196,338
10%, 8/15/18 to 4/15/25    4,874,537  5,329,560
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - CONTINUED
11%, 2/15/10 to 10/15/20   $ 1,488,970 $ 1,620,799
11 1/2%, 10/15/10 to 1/15/16    4,309,451  4,870,495
  27,296,391
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
(Cost $70,120,719)   48,273,378
U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS - 4.8%
Federal Home Loan Mortgage Corporation:
planned amortization class:
 Series 1645 Class ZA, 5 1/2%, 4/15/05    10,841,543  10,529,848
  Series 1727 Class D, 6 1/2%, 8/15/14    4,750,000  4,754,453
 sequential pay Series 1838 Class A,
 6 1/2%, 12/15/02    6,953,292  6,964,157
TOTAL U.S. GOVERNMENT AGENCY -
COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $22,236,550)   22,248,458
COMMERCIAL MORTGAGE SECURITIES - 5.0%
BKB Commercial Mortgage Trust Series 1997-C1 (a):
Class A-1, 6 7/8%, 2/25/43    4,610,623  4,653,848
 Class B, 7.21%, 2/25/43 (c)    4,000,000  4,016,250
CBM Funding Corp. sequential pay Series 1996-1
Class A-1, 7.55%, 7/1/99    163,903  166,080
Chevy Chase Auto Receivables Trust:
6.60%, 12/15/02    1,110,647  1,114,112
 5.90%, 7/15/03    3,037,880  3,014,147
CS First Boston Mortgage Securities Corp.:
Series 1995-AEWI Class A-1, 6.665%, 11/25/27    266,508  266,258
 Series 1995-WF1 Class A-2, 6.648%, 12/21/27    5,000,000  4,856,250
Equitable Life Assurance Society of the United States
(The) Series 1996-1 Class C1,
7.52%, 5/15/06 (a)    1,000,000  1,013,530
Resolution Trust Corp. Series 1995-C1 Class A-4A,
6 1/4%, 2/25/27    407,968  407,458
COMMERCIAL MORTGAGE SECURITIES - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
Structured Asset Securities Corp. sequential pay:
Series 1995-C4 Class A-1A, 6.90%, 6/25/26   $ 646,263 $ 646,061
 Series 1996 Class A-1C, 5.944%, 2/25/28    1,489,000  1,472,016
Wells Fargo Capital Markets Apartment Financing
Trust 6.56%, 12/29/05 (a)    1,625,000  1,592,841
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $19,157,124)   23,218,851
FOREIGN GOVERNMENT OBLIGATIONS - 3.6%
Alberta Province yankee 9 1/4%, 4/1/00    2,200,000  2,349,688
Export Development Corp. yankee 8 1/8%, 8/10/99    740,000  764,912
Manitoba Province yankee 6 3/8%, 10/15/99    2,590,000  2,582,463
Ontario Province yankee 7 3/4%, 6/4/02    6,000,000  6,237,600
Quebec Province yankee 6.86%, 4/15/26 (b)    5,000,000  4,865,050
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $16,556,799)   16,799,713
SUPRANATIONAL OBLIGATIONS - 1.0%
African Development Bank 8.70%, 5/1/01
(Cost $4,376,880)    4,500,000  4,790,881
CASH EQUIVALENTS - 2.5%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations) in a joint
trading account at 5.54%, dated
5/30/97 due 6/2/97   $ 11,343,234  11,338,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $467,170,765)  $ 464,576,001
LEGEND
1. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $19,412,842 or 4.1% of net assets.
2. Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date.
3. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 89.4% AAA, AA, A 89.8%
Baa 4.7% BBB  6.2%
Ba 0.0% BB  0.0%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government. The percentage not rated by both S&P and Moody's amounted to 0.0%.
INCOME TAX INFORMATION
At May 31, 1997, the aggregate cost of investment securities for income tax purposes was $467,170,765. Net unrealized depreciation aggregated $2,594,764, of which $2,426,899 related to appreciated investment securities and $5,021,663 related to depreciated investment securities.
At November 30, 1996, the fund had a capital loss carryforward of approximately $13,667,000 of which $2,841,000, $1,035,000, $134,000 and
$9,657,000 will expire on November 30, 1998, 1999, 2002 and 2004, respectively.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 MAY 31, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value (including repurchase                $ 464,576,001
agreements of $11,338,000) (cost $467,170,765) -
See accompanying schedule

Cash                                                                     193

Receivable for fund shares sold                                          124,196

Interest receivable                                                      7,195,373

Prepaid expenses                                                         5,031

 TOTAL ASSETS                                                            471,900,794

LIABILITIES

Payable for investments purchased                           $ 104,072

Distributions payable                                        701,347

Accrued management fee                                       159,911

Distribution fees payable                                    67,760

Other payables and accrued expenses                          113,003

 TOTAL LIABILITIES                                                       1,146,093

NET ASSETS                                                              $ 470,754,701

Net Assets consist of:

Paid in capital                                                         $ 491,397,737

Distributions in excess of net investment income                         (1,899,714)

Accumulated undistributed net realized gain (loss) on                    (16,149,305)
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                            (2,594,017)
investments and assets and liabilities in foreign
currencies

NET ASSETS                                                              $ 470,754,701


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
 MAY 31, 1997 (UNAUDITED)

CALCULATION OF MAXIMUM OFFERING PRICE                              $10.38
CLASS A:
NET ASSET VALUE and redemption price per share
 ($1,826,042 (divided by) 175,837 shares)

Maximum offering price per share (100/96.75 of $10.38)             $10.73

CLASS T:                                                           $10.39
NET ASSET VALUE and redemption price per share
 ($257,655,500 (divided by) 24,789,406 shares)

Maximum offering price per share (100/97.25 of $10.39)             $10.68

CLASS B:                                                           $10.38
NET ASSET VALUE and offering price per share
 ($19,446,419 (divided by) 1,873,523 shares)  A

INSTITUTIONAL CLASS:                                               $10.40
NET ASSET VALUE, offering price and redemption price per share ($191,826,740 (divided by) 18,443,141 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

 SIX MONTHS ENDED MAY 31, 1997 (UNAUDITED)

INVESTMENT INCOME                                                        $ 16,856,459
Interest

EXPENSES

Management fee                                             $ 1,047,913

Transfer agent fees                                         422,542

Distribution fees                                           404,351

Accounting fees and expenses                                98,223

Non-interested trustees' compensation                       1,762

Custodian fees and expenses                                 12,170

Registration fees                                           60,276

Audit                                                       22,710

Legal                                                       6,676

Miscellaneous                                               6,798

 Total expenses before reductions                           2,083,421

 Expense reductions                                         (41,167)      2,042,254

NET INVESTMENT INCOME                                                     14,814,205

REALIZED AND UNREALIZED GAIN (LOSS)                                       (1,891,855)
Net realized gain (loss) on investment securities

Change in net unrealized appreciation (depreciation) on                   (8,169,500)
investment securities

NET GAIN (LOSS)                                                           (10,061,355)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                          $ 4,752,850
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                            SIX MONTHS      YEAR ENDED
                                                            ENDED           NOVEMBER 30,
                                                            MAY 31, 1997    1996
                                                            (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                                  $ 14,814,205    $ 31,675,872
Net investment income

 Net realized gain (loss)                                    (1,891,855)     (9,733,480)

 Change in net unrealized appreciation (depreciation)        (8,169,500)     2,408,292

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING             4,752,850       24,350,684
FROM OPERATIONS

Distributions to shareholders from net investment income     (14,697,171)    (31,669,310)

Share transactions - net increase (decrease)                 (12,928,448)    47,816,674

  TOTAL INCREASE (DECREASE) IN NET ASSETS                    (22,872,769)    40,498,048

NET ASSETS

 Beginning of period                                         493,627,470     453,129,422

 End of period (including distributions in excess           $ 470,754,701   $ 493,627,470
of net investment income of $1,899,714 and
$2,016,748, respectively)


FINANCIAL HIGHLIGHTS - CLASS A
      SIX MONTHS       YEAR ENDED
      ENDED MAY 31,    NOVEMBER 30,
      1997

      (UNAUDITED)      1996 E

SELECTED PER-SHARE DATA

Net asset value, beginning of period                    $ 10.590     $ 10.350

Income from Investment Operations

 Net investment income D                                 .318         .159

 Net realized and unrealized gain (loss)                 (.208)       .235 G

 Total from investment operations                        .110         .394

Less Distributions

 From net investment income                              (.320)       (.154)

Net asset value, end of period                          $ 10.380     $ 10.590

TOTAL RETURN B, C                                        1.07%        3.83%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                 $ 1,826      $ 687

Ratio of expenses to average net assets                  .90% A, F    .90% A,
                                                                      F

Ratio of net investment income to average net assets     6.29% A      6.45% A

Portfolio turnover rate                                  121% A       200%

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
FINANCIAL HIGHLIGHTS - CLASS T
      SIX MONTHS     YEARS ENDED NOVEMBER 30,
      ENDED
      MAY 31, 1997

      (UNAUDITED)    1996                       1995   1994 F   1993   1992 E


SELECTED PER-SHARE DATA

Net asset value,               $ 10.610    $ 10.760    $ 10.260    $ 11.140    $ 10.640   $ 10.960
beginning of period

Income from
Investment
Operations

 Net investment                 .320 D      .671 D      .649        .609        .785       .170
income

 Net realized and               (.221)      (.147)      .491        (.876)      .511       (.320)
 unrealized gain
 (loss)

 Total from investment          .099        .524        1.140       (.267)      1.296      (.150)

 operations

Less Distributions

 From net investment            (.319)      (.674)      (.640)      (.555)      (.796)     (.170)
 income

 From return of capital         -           -           -           (.058)      -          -

 Total distributions            (.319)      (.674)      (.640)      (.613)      (.796)     (.170)

Net asset value, end           $ 10.390    $ 10.610    $ 10.760    $ 10.260    $ 11.140   $ 10.640
of period

TOTAL RETURN B, C               0.96%       5.10%       11.43%      (2.44)      12.50%     (1.37)
                                                                   %                      %

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of             $ 257,656   $ 262,103   $ 228,439   $ 141,866   $ 59,184   $ 2,583
period (000 omitted)

Ratio of expenses to            .96% A      .97%        .94%        1.02%       1.23%      .82%
average net assets                                     G           G                      A

Ratio of expenses to            .96% A      .96%        .94%        1.02%       1.23%      .82%
average net assets                         H                                              A
after expense
reductions

Ratio of net investment         6.18% A     6.38%       6.20%       6.04%       6.81%      7.67%
income to average                                                                         A
net assets

Portfolio turnover rate         121% A      200%        189%        68%         59%        7%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 10, 1992 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO NOVEMBER 30, 1992.
F EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
H FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.
FINANCIAL HIGHLIGHTS - CLASS B
      SIX MONTHS     YEARS ENDED NOVEMBER 30,
      ENDED
      MAY 31, 1997

      (UNAUDITED)    1996                       1995   1994 E


SELECTED PER-SHARE DATA

Net asset value, beginning of period        $ 10.590    $ 10.750   $ 10.250   $ 10.430

Income from Investment Operations

 Net investment income                       .283 D      .597 D     .579       .204

 Net realized and unrealized gain (loss)     (.211)      (.153)     .483       (.178)

 Total from investment operations            .072        .444       1.062      .026

Less Distributions

 From net investment income                  (.282)      (.604)     (.562)     (.187)

 From return of capital                      -           -          -          (.019)

 Total distributions                         (.282)      (.604)     (.562)     (.206)

Net asset value, end of period              $ 10.380    $ 10.590   $ 10.750   $ 10.250

TOTAL RETURN B, C                            0.70%       4.32%      10.62%     0.24%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)     $ 19,446    $ 18,972   $ 15,830   $ 3,156

Ratio of expenses to average net assets      1.65% A,    1.66%      1.70%      1.65% A,
                                             F          F          F           F

Ratio of net investment income to            5.48% A     5.69%      5.44%      5.42% A
average
net assets

Portfolio turnover rate                      121% A      200%       189%       68%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1994.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      SIX MONTHS     YEARS ENDED NOVEMBER 30,
      ENDED
      MAY 31, 1997

      (UNAUDITED)    1996                       1995   1994 E   1993   1992


SELECTED PER-SHARE DATA

Net asset value,               $ 10.620    $ 10.770    $ 10.270    $ 11.160    $ 10.640    $ 10.550
beginning of period

Income from Investment
Operations

 Net investment                 .334 D      .705 D      .671        .602        .832        .840
income

 Net realized and               (.220)      (.151)      .499        (.833)      .531        .102
 unrealized gain
(loss)

 Total from investment          .114        .554        1.170       (.231)      1.363       .942
 operations

Less Distributions

 From net investment            (.334)      (.704)      (.670)      (.597)      (.843)      (.852)
 income

 From return of capital         -           -           -           (.062)      -           -

 Total distributions            (.334)      (.704)      (.670)      (.659)      (.843)      (.852)

Net asset value, end           $ 10.400    $ 10.620    $ 10.770    $ 10.270    $ 11.160    $ 10.640
of period

TOTAL RETURN B, C               1.10%       5.40%       11.73%      (2.10)      13.17%      9.21%
                                                                   %

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of             $ 191,827   $ 211,866   $ 208,861   $ 172,122   $ 183,790   $ 160,156
period (000 omitted)

Ratio of expenses to            .67%        .66%        .67%        .61%        .64%        .57%
average net assets             A                       F

Ratio of net investment         6.45%       6.69%       6.47%       6.45%       7.41%       7.96%
income to average              A
net assets

Portfolio turnover rate         121%        200%        189%        68%         59%         7%
                               A


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
NOTES TO FINANCIAL STATEMENTS
For the period ended May 31, 1997 (Unaudited)




9. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Intermediate Bond Fund (the fund) is a fund of Fidelity Advisor Series IV (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
FOREIGN CURRENCY TRANSLATION - CONTINUED
and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities. INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying Class A and shares of Class A for distribution under federal and state securities law. These expenses are borne by Class A and amortized over one year. DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, futures and options transactions, market discount, capital loss carryforwards and losses deferred due to futures and options and wash sales.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
10. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations. REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
11. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $277,267,794 and $288,603,148, respectively, of which U.S. government and government agency obligations aggregated $211,287,377 and $251,087,485, respectively.
12. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
MANAGEMENT FEE - CONTINUED
effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .44% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation
(FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .15%

CLASS T     .25%

CLASS B     .90% *

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO    DEALERS'
           FDC        PORTION

CLASS A    $          $
           828        828

CLASS T     319,258    319,258

CLASS B     84,265     23,407

           $          $
           404,351    343,493

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 3.25% and 2.75% for selling Class A and Class T shares of the fund, respectively, and the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within three years of purchase. The Class B charge is based on declining rates which range from 3% to 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SALES LOAD - CONTINUED
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities dealers, banks, and other financial institutions:
           PAID TO   DEALERS'
           FDC       PORTION

CLASS A    $         $
           28,579    17,595

CLASS T     62,023    46,617

CLASS B     36,418    0 *

           $         $
           127,020   64,212

* WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS THROUGH WHICH
 THE SALES ARE MADE.
TRANSFER AGENT FEES. Each class of the fund has entered into a separate transfer, dividend disbursing, and shareholder servicing agent (collectively referred to as the Transfer Agents) contract with respect to its shares. The Transfer Agents receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. For the period, the following amounts were paid to each transfer agent:
                        TRANSFER   AMOUNT     % OF
                        AGENT                 AVERAGE
                                              NET ASSETS

CLASS A                 FIIOC *    $          0.38% **
                                   2,083

CLASS T ***             FIIOC *     244,513   0.19% **

CLASS B                 FIIOC *     22,964    0.25% **

INSTITUTIONAL CLASS     FIIOC *     152,982   0.15% **

                                   $
                                   422,542

* FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY, INC. (FIIOC) AN AFFILIATE OF FMR.
** ANNUALIZED
*** PRIOR TO JANUARY 1, 1997 STATE STREET BANK AND TRUST COMPANY WAS THE TRANSFER AGENT FOR THE FUND'S CLASS T SHARES. STATE STREET, HOWEVER, HAD
DELEGATED CERTAIN    TRANSFER, DIVIDEND DISBURSING, AND SHAREHOLDER
SERVICES TO FIIOC FOR WHICH FIIOC RECEIVED ITS ALLOCABLE SHARE OF ALL SUCH
FEES.
ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
13. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each class:
           FMR           REIMBURSEME
           EXPENSE       NT
           LIMITATIONS

CLASS A    .90%          $
                         22,478

CLASS B    1.65%          13,690

                         $
                         36,168

In addition, the fund has entered into arrangements with its custodian and each class' transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $4,999 under the custodian arrangement.
14. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:


                              SIX MONTHS    YEAR ENDED
                              ENDED

                              MAY 31,       NOVEMBER 30,

CLASS A                       1997          1996 A

From net investment income    $             $
                              33,997        6,183

CLASS T

From net investment income     7,800,665     16,284,509

CLASS B

From net investment income     506,377       1,037,161

INSTITUTIONAL CLASS

From net investment income     6,356,132     14,341,457

TOTAL                         $             $
                              14,697,171    31,669,310

A DISTRIBUTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996
(COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1996.
15. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                           SHARES                          DOLLARS

                           SIX MONTHS      YEAR ENDED      SIX MONTHS       YEAR ENDED
                           ENDED MAY 31,   NOVEMBER 30,    ENDED MAY 31,    NOVEMBER 30,

                           1997            1996 A          1997             1996 A



CLASS A                     175,667         72,448         $                $
Shares sold                                                1,822,757        756,142

Reinvestment of             2,907           475             30,211           4,998
distributions

Shares redeemed             (67,580)        (8,080)         (698,143)        (84,516)

Net increase (decrease)     110,994         64,843         $                $
                                                           1,154,825        676,624

CLASS T                     6,369,295       14,999,140     $                $
Shares sold                                                66,462,313       158,724,547

Reinvestment of             679,892         1,411,416       7,082,430        14,860,075
distributions

Shares redeemed             (6,963,419)     (12,931,481)    (72,669,279)     (136,183,619)

Net increase (decrease)     85,768          3,479,075      $                $
                                                           875,464          37,401,003

CLASS B                     413,585         1,114,235      $                $
Shares sold                                                4,301,104        11,808,349

Reinvestment of             37,431          76,373          389,487          803,087
distributions

Shares redeemed             (368,178)       (872,302)       (3,837,601)      (9,227,658)

Net increase (decrease)     82,838          318,306        $                $
                                                           852,990          3,383,778

INSTITUTIONAL CLASS         2,318,668       9,022,232      $                $
Shares sold                                                24,200,731       95,376,649

Reinvestment of             255,308         561,358         2,662,225        5,915,605
distributions

Shares redeemed             (4,085,452)     (9,022,616)     (42,674,683)     (94,936,985)

Net increase (decrease)     (1,511,476)     560,974        $ (15,811,727)   $
                                                                            6,355,269


A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1996.
16. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $
                       22,442

CLASS T                 12,767

CLASS B                 13,702

INSTITUTIONAL CLASS     11,365

                       $
                       60,276







INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.)
Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Fred L. Henning, Jr., Vice President
Kevin E. Grant, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
Bank of New York
New York, NY
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor TechnoQuant(trademark)
Growth Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Municipal Bond Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
STATE MUNICIPAL FUNDS
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor New York Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)



FIDELITY INSTITUTIONAL
SHORT-INTERMEDIATE
GOVERNMENT FUND
SEMIANNUAL REPORT
MAY 31, 1997
CONTENTS


PRESIDENT'S MESSAGE     3    Ned Johnson on investing
                             strategies.

PERFORMANCE             4    How the fund has done over time.

FUND TALK               7    The manager's review of fund
                             performance, strategy and outlook.

INVESTMENT CHANGES      9    A summary of major shifts in the
                             fund's investments over the past six
                             months.

INVESTMENTS             10   A complete list of the fund's
                             investments with their market
                             values.

FINANCIAL STATEMENTS    12   Statements of assets and liabilities,
                             operations, and changes in net
                             assets,
                             as well as financial highlights.

NOTES                   16   Notes to the financial statements.


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE
FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY
INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND
ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND INCLUDING CHARGES AND EXPENSES, CALL 1-800-843-3001. READ THE PROSPECTUS
CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Through the first five months of 1997, stock and bond markets experienced the kind of short-term volatility that can affect them from time to time. After climbing steadily upward for more than two years, stock prices saw a sharp correction in late March and early April. Returns in the bond market were essentially stagnant as the Federal Reserve Board implemented a long-expected increase in short-term interest rates at the end of March. While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government. Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your funds.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $100,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the past one year, five year and past 10 year total returns would have been lower.
CUMULATIVE TOTAL RETURNS

PERIODS ENDED MAY 31, 1997                                  PAST 6   PAST 1   PAST 5   PAST 10
                                                            MONTHS   YEAR     YEARS    YEARS

Fidelity Institutional Short-Intermediate Government Fund   1.76%    6.92%    32.02%   104.24%

Salomon Brothers Treasury/Agency 1-5 Year Index             1.79%    6.80%    33.76%   109.64%

Short-Intermediate U.S. Government Funds Average            1.37%    6.37%    30.35%   103.05%


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years, or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Salomon Brothers Treasury/Agency 1-5 Year Index - a market capitalization weighted index of U.S. Treasury and U.S. government agency securities with fixed-rate coupons and weighted average lives between one and five years. To measure how the fund's performance stacked up against its peers, you can compare it to the short-intermediate U.S. government funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 97 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED MAY 31, 1997                                  PAST 1   PAST 5   PAST 10
                                                            YEAR     YEARS    YEARS

Fidelity Institutional Short-Intermediate Government Fund   6.92%    5.71%    7.40%

Salomon Brothers Treasury/Agency 1-5 Year Index             6.80%    5.99%    7.68%

Short-Intermediate U.S. Government Funds Average            6.37%    5.42%    7.33%


AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$100,000 OVER 10 YEARS
  1987/05/31     100000.00                   100000.00
  1987/06/30     100996.26                   101109.98
  1987/07/31     101604.95                   101537.70
  1987/08/31     101826.87                   101595.56
  1987/09/30     101727.43                   100879.95
  1987/10/31     103128.84                   103325.52
  1987/11/30     103888.03                   103957.76
  1987/12/31     104779.06                   104765.59
  1988/01/31     106619.71                   106830.06
  1988/02/29     107712.60                   107798.80
  1988/03/31     107617.50                   107777.70
  1988/04/30     107681.90                   107772.28
  1988/05/31     107544.50                   107563.34
  1988/06/30     108766.30                   108853.33
  1988/07/31     108989.00                   108790.05
  1988/08/31     109095.30                   108949.97
  1988/09/30     110455.50                   110411.13
  1988/10/31     111343.20                   111688.86
  1988/11/30     111373.70                   111123.32
  1988/12/31     111636.30                   111253.30
  1989/01/31     112594.00                   112224.46
  1989/02/28     112701.70                   112065.55
  1989/03/31     113122.80                   112513.36
  1989/04/30     114772.80                   114338.96
  1989/05/31     116418.90                   116337.72
  1989/06/30     118548.60                   118904.44
  1989/07/31     120094.70                   120960.70
  1989/08/31     119508.30                   119775.50
  1989/09/30     120207.70                   120449.80
  1989/10/31     122142.80                   122589.80
  1989/11/30     123193.50                   123733.10
  1989/12/31     123742.70                   124177.10
  1990/01/31     123637.60                   123959.30
  1990/02/28     124240.40                   124474.40
  1990/03/31     124788.60                   124796.90
  1990/04/30     124945.60                   124872.30
  1990/05/31     126832.40                   127033.30
  1990/06/30     128118.10                   128532.50
  1990/07/31     129571.80                   130287.30
  1990/08/31     130073.60                   130371.10
  1990/09/30     130953.00                   131568.80
  1990/10/31     132259.00                   133181.20
  1990/11/30     133713.30                   134676.30
  1990/12/31     135222.60                   136447.80
  1991/01/31     136454.10                   137729.30
  1991/02/28     137482.30                   138449.60
  1991/03/31     138338.50                   139375.20
  1991/04/30     139723.00                   140845.10
  1991/05/31     140752.30                   141645.00
  1991/06/30     141051.60                   142026.10
  1991/07/31     142393.20                   143512.90
  1991/08/31     144637.10                   145770.20
  1991/09/30     145851.20                   147797.10
  1991/10/31     147418.10                   149447.20
  1991/11/30     148839.80                   151197.78
  1991/12/31     152453.40                   154074.49
  1992/01/31     151001.60                   153287.50
  1992/02/29     151684.00                   153744.00
  1992/03/31     151621.10                   153358.70
  1992/04/30     152749.20                   154925.00
  1992/05/31     154697.30                   156730.00
  1992/06/30     156534.60                   158761.20
  1992/07/31     158184.50                   161181.80
  1992/08/31     159887.40                   162873.80
  1992/09/30     161845.20                   164808.60
  1992/10/31     160006.10                   163192.10
  1992/11/30     160329.80                   162597.40
  1992/12/31     162110.80                   164435.90
  1993/01/31     164040.10                   167078.50
  1993/02/28     165550.40                   168929.60
  1993/03/31     166324.40                   169515.90
  1993/04/30     166947.00                   170872.80
  1993/05/31     167304.20                   170273.90
  1993/06/30     168634.30                   172116.60
  1993/07/31     169138.80                   172443.30
  1993/08/31     170194.50                   174499.50
  1993/09/30     170601.60                   175102.60
  1993/10/31     170872.50                   175408.30
  1993/11/30     170800.90                   175056.50
  1993/12/31     171620.80                   175764.30
  1994/01/31     173189.70                   177175.60
  1994/02/28     171701.90                   175479.50
  1994/03/31     168824.10                   173703.80
  1994/04/30     167955.80                   172723.80
  1994/05/31     168127.80                   172945.80
  1994/06/30     168326.90                   173230.60
  1994/07/31     170188.20                   175060.70
  1994/08/31     170655.60                   175605.20
  1994/09/30     169888.60                   174662.90
  1994/10/31     170207.70                   174884.80
  1994/11/30     169595.90                   173963.50
  1994/12/31     170149.30                   174407.40
  1995/01/31     172562.60                   177125.40
  1995/02/28     175448.70                   180040.20
  1995/03/31     176332.10                   181024.40
  1995/04/30     178296.66                   182862.90
  1995/05/31     181941.60                   187046.70
  1995/06/30     183098.90                   188148.10
  1995/07/31     183537.10                   188612.90
  1995/08/31     184979.30                   189881.90
  1995/09/30     186014.80                   190874.40
  1995/10/31     187912.50                   192725.50
  1995/11/30     189593.30                   194765.10
  1995/12/31     191319.90                   196402.50
  1996/01/31     193069.00                   198136.40
  1996/02/29     191743.60                   196938.60
  1996/03/31     191276.90                   196310.40
  1996/04/30     190941.20                   196034.00
  1996/05/31     191013.60                   196289.50
  1996/06/30     192874.00                   197964.70
  1996/07/31     193540.00                   198643.10
  1996/08/31     193970.70                   199166.60
  1996/09/30     196054.50                   201315.00
  1996/10/31     198805.70                   204108.40
  1996/11/30     200706.30                   205951.10
  1996/12/31     200328.10                   205452.70
  1997/01/31     201012.70                   206420.10
  1997/02/28     201601.90                   206746.80
  1997/03/31     200819.70                   206273.60
  1997/04/30     202843.50                   208145.60
  1997/05/30     204238.20                   209636.50
$100,000 OVER 10 YEARS: Let's say hypothetically that $100,000 was invested in Fidelity Institutional Short-Intermediate Government Fund on May 31, 1987. As the chart shows, by May 31, 1997, the value of the investment would have grown to $204,238 - a 104.24% increase on the initial investment. For comparison, look at how the Salomon Brothers Treasury/Agency 1-5 Year Index did over the same period. With dividends reinvested, the same $100,000 would have grown to $209,636 - a 109.64% increase.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS

              SIX MONTHS ENDED        YEARS ENDED NOVEMBER 30,
                      MAY 31,

                             1997     1996      1995     1994     1993   1992

Dividend return               3.44%    6.90%    7.56%    6.07%    6.12%   6.90%

Capital appreciation return   -1.68%   -1.04%    4.23%   -6.78%   0.41%   0.82%

Total return                  1.76%    5.86%    11.79%   -0.71%   6.53%   7.72%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains paid by the fund are reinvested, if any.
DIVIDENDS AND YIELD
PERIODS ENDED MAY 31, 1997    PAST 1        PAST 6         PAST 1
                              MONTH         MONTHS         YEAR

Dividends per share           5.42(cents)   32.32(cents)   62.97(cents)

Annualized dividend rate      6.84%         6.92%          6.71%

30-day annualized yield       6.31%         -              -

DIVIDENDS per share show the income paid by the fund for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average net asset value of $9.33 over the past one month, $9.37 over the past six months and $9.38 over the past one year, you can compare the fund's income over these three periods.
The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.
FUND TALK: THE MANAGER'S OVERVIEW



An interview with
Curt
Hollingsworth,
Portfolio Manager
of Fidelity
Institutional
Short-Intermediat
e Government
Fund
Q. HOW DID THE FUND PERFORM, CURT?
A. For the six- and 12-month periods ended May 31, 1997, the fund had total returns of 1.76% and 6.92%, respectively. To gauge how the fund did relative to its peer group, the short-intermediate U.S. government funds average had a total return of 1.37% for the same six-month period and 6.37% for the same one-year period, as tracked by Lipper Analytical Services. The fund's benchmark, the Salomon Brothers Treasury/Agency 1-5 Year Index, had six- and 12-month returns of 1.79% and 6.80%, respectively, as of May 31, 1997.
Q. THERE WAS A PRONOUNCED SHIFT IN THE BOND MARKET DURING THE PAST SIX MONTHS. CAN YOU DESCRIBE THAT SHIFT AND TALK ABOUT SOME OF THE REASONS BEHIND IT?
A. Sure. Beginning in December, bond prices began to come under pressure as evidence mounted that the economy was growing at a stronger-than-expected rate and inflation fears grew. Throughout most of January and February, bonds remained in a narrow trading range in the absence of any conclusive data about the direction of the economy, inflation and interest rates. In March, the Fed boosted its target rate for Federal funds - or overnight loans between banks - a quarter percentage point to 5.50% to stave off future inflation. The bond market experienced a brief sell-off, although investors had - to some extent - factored that hike into bond prices. There was no change in Fed policy in April and May, and the bond market rebounded somewhat.
Q. WHAT WAS YOUR STRATEGY OVER THE PAST SIX MONTHS?
A. I chose to underweight the fund in lower-yielding Treasuries and overweight higher-yielding agencies and mortgage-backed securities relative to the index. At the end of the period, Treasury securities accounted for 36.2% of the fund's investments, U.S. government agency securities were 35.9% and mortgage-backed securities were 25.2%.
Q. WHICH AGENCY SECURITIES WERE ATTRACTIVE?
A. I focused on agency bonds that are non-callable - meaning the issuer does not have the option of redeeming the bond prior to maturity. Thus, the fund won't be faced with having to invest cash if a bond is called in what may be an unfavorable interest rate environment. I also emphasized higher-quality agency securities, those directly or indirectly backed by the full faith and credit of the U.S. government. These high-quality securities offered higher yields than comparable Treasuries and, as such, helped the fund's performance. Two of the fund's largest agency holdings at the end of the period were the Federal National Mortgage Association and the Agency for International Development notes issued by the State of Israel and backed by the full faith and credit of the U.S. government.
Q. WHAT CHOICES DID YOU MAKE IN THE MORTGAGE SECTOR?
A. I focused on mortgage securities with coupons - the interest rate the borrower promises to pay - that were either much higher or lower than current interest rates. Here's why: Mortgage-backed securities are subject to prepayment risk - the risk that they will be paid off before maturity as mortgage holders refinance their debt. Both rising and falling interest rates typically set off changes in prepayment patterns that can dramatically affect the prices of mortgage-backed securities. The bonds most vulnerable to a dramatic pickup or slowdown in prepayment activity are those that have coupons close to current market rates. As a result, I've tended to avoid them.
Q. WERE THERE ANY DISAPPOINTMENTS DURING THE PERIOD?
A. The fund's performance may have been even better if it had more bonds that offered a yield advantage over Treasury securities. However, the fact that yield spreads - which measure the difference in yields between bonds of various credit quality - became tighter, or smaller, made it a frustrating period for finding higher-yield opportunities.
Q. WHAT'S YOUR OUTLOOK?
A. Looking ahead, investors will likely continue to scrutinize every new piece of economic data, looking for clues as to whether the Federal Reserve will raise interest rates at its next meeting in July and thereafter. In the meantime, contradictory economic data may mean more volatility for the fixed-income markets. But regardless of the direction of interest rates, I'll focus on choosing bonds whose prices are lower than I believe they should be and sell those that have exceeded their value relative to other bonds in the marketplace. In addition, I will look for opportunities that may arise due to price inefficiencies with the idea of exploiting the anomalies for the benefit of the fund.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL:
START DATE:
SIZE:
MANAGER:
(checkmark)



(solid bullet)
(solid bullet)
INVESTMENT CHANGES


COUPON DISTRIBUTION AS OF MAY 31, 1997
                    % OF FUND'S    % OF FUND'S INVESTMENTS
                    INVESTMENTS    6 MONTHS AGO

Zero Coupon Bonds    7.2            0.2

Less than 5%         2.8            2.3

 5 -  5.99%          13.0           6.1

 6 -  6.99%          11.5           39.1

 7 -  7.99%          20.4           14.0

 8 -  8.99%          14.7           19.8

 9 -  9.99%          14.5           9.6

10 - 10.99%          2.3            2.7

11 - 11.99%          3.6            3.3

12 - 12.99%          1.6            1.9

13% and over         5.7            0.1

COUPON DISTRIBUTION SHOWS THE RANGE OF STATED INTEREST RATES ON THE FUND'S INVESTMENTS, EXCLUDING SHORT-TERM INVESTMENTS.
AVERAGE YEARS TO MATURITY AS OF MAY 31, 1997
               6 MONTHS AGO

Years    3.2    3.4

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF MAY 31, 1997
               6 MONTHS AGO

Years    2.2    2.3

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF MAY 31, 1997  AS OF NOVEMBER 30, 1996
Row: 1, Col: 1, Value: 2.7
Row: 1, Col: 2, Value: 35.9
Row: 1, Col: 3, Value: 36.2
Row: 1, Col: 4, Value: 25.2
Mortgage-backed
securities 27.7%
U.S. Treasury
obligations 37.7%
U.S. government
agency obligations 33.7%
Short-term
investments 0.9%

Mortgage-backed
securities 25.2%
U.S. Treasury
obligations 36.2%
U.S. government
agency obligations 35.9%
Short-term
investments 2.7%

Row: 1, Col: 1, Value: 1.5
Row: 1, Col: 2, Value: 33.7
Row: 1, Col: 3, Value: 37.7
Row: 1, Col: 4, Value: 27.1
INVESTMENTS MAY 31, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


U.S. GOVERNMENT AND GOVERNMENT
AGENCY OBLIGATIONS - 72.1%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
U.S. TREASURY OBLIGATIONS - 36.2%
 7 7/8%, 4/15/98   $ 39,890,000 $ 40,569,327
 5 7/8%, 4/30/98    24,000,000  24,011,280
 8 7/8%, 11/15/98    10,410,000  10,810,160
 8%, 8/15/99   22,080,000  22,859,645
 7 3/4%, 12/31/99    4,000,000  4,134,360
 7 7/8%, 8/15/01    2,890,000  3,035,858
 13 3/8%, 8/15/02    15,400,000  19,237,988
TOTAL U.S. TREASURY OBLIGATIONS   124,658,618
U.S. GOVERNMENT AGENCY OBLIGATIONS - 35.9%
Federal Agricultural Mortgage Corporation:
 6.92%, 8/10/00   1,040,000  1,051,534  7.61%, 10/16/00   3,000,000
3,095,670
Federal National Mortgage Association
 4.95%, 9/30/98   8,500,000  8,365,870
Government Trust Certificates (assets of
 Trust guaranteed by U.S. Government
 through Defense Security Assistance
 Agency):
  Class 1-C, 9 1/4%, 11/15/01   20,760,611  22,020,987
  Class 2-E, 9.40%, 5/15/02   2,961,838  3,141,473
  Class T-3, 9 5/8%, 5/15/02   9,731,661  10,339,500
Guaranteed Export Trust Certificates
 (assets of Trust guaranteed by U.S.
 Government through Export-Import
 Bank):
  Series 1993-C, 5.20%, 10/15/04  684,000  650,655
  Series 1993-D, 5.23%, 5/15/05   490,213  464,323
  Series 1994-A, 7.12%, 4/15/06   2,057,549  2,081,339
Guaranteed Trade Trust Certificates
 (assets of Trust guaranteed by U.S.
 Government through Export-Import
 Bank) Series 1993-A,
 4.86%, 4/1/98   1,366,000  1,360,509
Israel Export Trust Certificates (assets of
 Trust guaranteed by U.S. Government
 through Export-Import Bank)
 Series 1994-1, 6.88%, 1/26/03   592,942  595,776
Overseas Private Investment Corp. U.S.
 Government guaranteed participation
 certificates Series 1994-195,
 6.08%, 8/15/04 (callable)   3,330,000  3,239,191

  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
Private Export Funding Corp. secured:
 9.10%, 10/30/98  $ 1,100,000 $ 1,142,284
 5.65%, 3/15/03   969,428  946,182
 5.80%, 2/1/04   3,410,000  3,293,003
 6.86%, 4/30/04   960,050  962,556
State of Israel (guaranteed by U.S.
 Government through Agency for
 International Development):
  6%, 2/15/99   1,420,000  1,413,198
  6 1/8%, 8/15/99   4,050,000  4,029,183
  7 1/8%, 8/15/99   1,522,000  1,542,714
  7 3/4%, 11/15/99   10,504,000  10,801,998
  0%, 11/15/00   22,380,000  17,881,396   0%, 11/15/01   9,415,000
7,048,163
  8%, 11/15/01   4,583,000  4,812,837
  6 1/4%, 8/15/02   858,000  839,166
  5 5/8%, 9/15/03   7,271,000  6,871,968
  5.89%, 8/15/05   1,390,000  1,296,948
U.S. Department of Housing and
 Urban Development government
 guaranteed participation
 certificates Series 1996-A:
  6.59%, 8/1/00   620,000  619,709
  6.67%, 8/1/01   3,600,000  3,597,696
TOTAL U.S. GOVERNMENT
 AGENCY OBLIGATIONS   123,505,828
TOTAL U.S. GOVERNMENT AND
 GOVERNMENT AGENCY OBLIGATIONS
 (Cost $249,455,319)   248,164,446
U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES - 21.6%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 8.5%
 5 1/2%, 5/1/98   91,434  90,194
 6%, 2/1/98 to 5/1/98   274,579  274,066
 6 1/4%, 1/1/03   1,470,290  1,446,942
 6 1/2%, 4/1/98 to 5/1/08   1,434,736  1,413,456
 7%, 5/1/01 to 6/1/01   715,038  717,876
 7 1/2%, 11/1/12   2,208,072  2,215,645
 8%, 9/1/07 to 12/1/09   3,140,158  3,231,529
 8 1/2%, 5/1/06 to 5/1/17   2,942,531  3,052,792
 9%, 12/1/07 to 3/1/22   2,397,886  2,537,824
 9 1/2%, 1/1/17 to 2/1/23   4,479,223  4,827,614
 10%, 1/1/09 to 6/1/20   1,204,468  1,312,083
U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
FEDERAL HOME LOAN MORTGAGE CORPORATION - CONTINUED
 10 1/4%, 12/1/09  $ 45,877 $ 49,596
 10 1/2%, 1/1/16 to 5/1/21   3,470,682  3,809,077
 11%, 12/1/11 to 1/1/19   95,033  104,501
 11 1/2%, 10/1/15   97,668  108,479
 12%, 9/1/11 to 11/1/19   169,624  192,562
 12 1/4%, 11/1/14   111,282  126,374
 12 1/2%, 8/1/10 to 6/1/19   3,077,520  3,541,591
        29,052,201
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 9.8%
 5 1/2%, 1/1/09   2,093,639  1,978,489
 6%, 10/1/08   10,975,714  10,589,585
 6 1/2%, 7/1/00 to 2/1/10   2,139,736  2,118,807
 7%, 6/1/00 to 1/1/10   1,844,673  1,846,286
 8%, 6/1/02 to 8/1/09   719,092  738,464
 8 1/4%, 12/1/01   1,865,034  1,960,691
 8 1/2%, 3/1/08 to 9/1/23   2,413,577  2,520,646
 9%, 11/1/97 to 8/1/21   3,846,343  4,077,264
 9 1/2%, 5/1/09 to 11/1/21   424,266  456,179
 10%, 1/1/17 to 1/1/20   1,238,205  1,348,443
 10 1/2%, 5/1/10 to 8/1/20   554,673  607,136
 11%, 11/1/10 to 6/1/15   2,016,268  2,226,400
 11 1/2%, 12/1/00 to 7/1/19   2,596,881  2,892,816
 12%, 4/1/15   127,966  144,282
 12 1/2%, 3/1/16   194,046  224,024
 12 3/4%, 10/1/13   29,154  33,782
        33,763,294
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 3.3%
 8 1/2%, 5/15/16 to 4/15/17   468,455  492,890
 9%, 1/15/05 to 2/15/17   1,277,370  1,363,973
 10%, 11/15/09 to 9/15/19   804,727  876,195
 11%, 12/15/09 to 12/15/15   4,344,527  4,815,947
 11 1/2%, 12/15/10 to 1/15/16  1,853,816  2,096,471
 12%, 1/15/14 to 2/15/16   1,098,763  1,262,876
 12 1/2%, 11/15/14   119,114  138,920
 13%, 8/15/14 to 11/15/14   231,831  270,005
 13 1/2%, 7/15/11   61,411  72,722
        11,389,999
TOTAL U.S. GOVERNMENT AGENCY -
 MORTGAGE-BACKED SECURITIES
 (Cost $73,522,169)   74,205,494
COLLATERALIZED MORTGAGE OBLIGATIONS - 3.6%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
U.S. GOVERNMENT AGENCY - 3.6%
Federal Home Loan Mortgage Corporation:
 sequential pay Series 1353 Class A,
  5 1/2%, 11/15/04  $ 144,133 $ 142,558  planned amortization class:
  Series 1511 Class D, 6%, 10/15/04 4,530,000  4,501,688
  Series 1722-PC, 6 1/2%, 3/15/12 2,771,583  2,774,182
Federal National Mortgage Association:
 planned amortization class:
  Series 1993-229 Class PD,
   5.60%, 7/25/06   3,000,000  2,925,000
  Series 1993-191 Class PE,
   5.80%, 9/25/06   2,000,000  1,965,000
TOTAL COLLATERALIZED
 MORTGAGE OBLIGATIONS
 (Cost $12,336,387)   12,308,428
CASH EQUIVALENTS - 2.7%
 MATURITY
 AMOUNT
Investments in repurchase agreements
 (U.S. Treasury obligations), in a joint
 trading account at 5.54%, dated
 5/30/97 due 6/2/97  $ 9,389,333 9,385,000
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $344,698,875) $ 344,063,368
INCOME TAX INFORMATION
At May 31, 1997, the aggregate cost of investment securities for income tax purposes was $344,699,420. Net unrealized depreciation aggregated $636,052, of which $1,567,166 related to appreciated investment securities and $2,203,218 related to depreciated investment securities.
At November 30, 1996, the fund had a capital loss carryforward of approximately $22,273,000 of which $14,816,000, $3,288,000 and $4,169,000 will expire on November 30, 2002, 2003 and 2004, respectively.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 MAY 31, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value (including repurchase agreements of $9,385,000)                $ 344,063,368
(cost $344,698,875) - See accompanying schedule

Cash                                                                                               445

Receivable for investments sold                                                                    232,346

Interest receivable                                                                                3,334,317

 TOTAL ASSETS                                                                                      347,630,476

LIABILITIES

Payable for fund shares redeemed                                                      $ 266,681

Distributions payable                                                                  149,362

Accrued management fee                                                                 130,129

Other payables and accrued expenses                                                    3,435

 TOTAL LIABILITIES                                                                                 549,607

NET ASSETS                                                                                        $ 347,080,869

Net Assets consist of:

Paid in capital                                                                                   $ 369,648,801

Undistributed net investment income                                                                476,377

Accumulated undistributed net realized gain (loss) on investments                                  (22,408,802)

Net unrealized appreciation (depreciation) on investments                                          (635,507)

NET ASSETS                                                                                        $ 347,080,869


NET ASSET VALUE, offering price and redemption price per share        $9.34
 ($347,080,869 (divided by) 37,179,196 shares)

STATEMENT OF OPERATIONS

 SIX MONTHS ENDED MAY 31, 1997 (UNAUDITED)

INVESTMENT INCOME                                                                            $ 12,381,963
Interest

EXPENSES

Management fee                                                                   $ 758,686

Non-interested trustees' compensation                                             3,970

 Total expenses before reductions                                                 762,656

 Expense reductions                                                               (23,500)    739,156

NET INVESTMENT INCOME                                                                         11,642,807

REALIZED AND UNREALIZED GAIN (LOSS)                                                           (118,175)
Net realized gain (loss) on investment securities

Change in net unrealized appreciation (depreciation) on investment securities                 (5,693,651)

NET GAIN (LOSS)                                                                               (5,811,826)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                              $ 5,830,981


STATEMENT OF CHANGES IN NET ASSETS



                                                                                                  SIX MONTHS      YEAR ENDED
                                                                                                   ENDED           NOVEMBER 30,
                                                                                                   MAY 31, 1997    1996
                                                                                                  (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                                                                        $ 11,642,807    $ 23,750,194
Net investment income

 Net realized gain (loss)                                                                          (118,175)       (4,684,002)

 Change in net unrealized appreciation (depreciation)                                              (5,693,651)     113,944

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                   5,830,981       19,180,136

Distributions to shareholders from net investment income                                           (11,696,734)    (23,101,706)

Share transactions                                                                                 80,364,827      93,172,695
Net proceeds from sales of shares

 Reinvestment of distributions                                                                     10,809,778      21,070,454

 Cost of shares redeemed                                                                           (75,358,898)    (121,761,067)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS                            15,815,707      (7,517,918)

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                                          9,949,954       (11,439,488)

NET ASSETS

 Beginning of period                                                                                337,130,915     348,570,403

 End of period (including undistributed net investment income of $476,377 and $558,957,
respectively)                                                                                      $ 347,080,869   $ 337,130,915

OTHER INFORMATION

Shares                                                                                              8,577,739       9,825,446
Sold

 Issued in reinvestment of distributions                                                            1,154,853       2,228,440

 Redeemed                                                                                           (8,039,613)     (12,867,775)

 Net increase (decrease)                                                                            1,692,979       (813,889)


FINANCIAL HIGHLIGHTS
      SIX MONTHS     YEARS ENDED NOVEMBER 30,
      ENDED
      MAY 31, 1997

      (UNAUDITED)    1996                       1995   1994 E   1993   1992


SELECTED PER-SHARE DATA

Net asset value, beginning of period                     $ 9.500     $ 9.600     $ 9.210     $ 9.890     $ 9.850     $ 9.770

Income from Investment Operations

 Net investment income                                    .322 D      .641        .669        .597        .654        .721

 Net realized and unrealized gain (loss)                  (.159)      (.102)      .383        (.665)      (.022)      .014

 Total from investment operations                         .163        .539        1.052       (.068)      .632        .735

Less Distributions

 From net investment income                               (.323)      (.639)      (.662)      (.602)      (.592)      (.655)

 From net realized gain                                   -           -           -           (.010)      -           -

 Total distributions                                      (.323)      (.639)      (.662)      (.612)      (.592)      (.655)

Net asset value, end of period                           $ 9.340     $ 9.500     $ 9.600     $ 9.210     $ 9.890     $ 9.850

TOTAL RETURN B, C                                         1.76%       5.86%       11.79%      (.71)       6.53%       7.72%
                                                                                             %

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                  $ 347,081   $ 337,131   $ 348,570   $ 339,788   $ 344,935   $ 188,918

Ratio of expenses to average net assets                   .45% A      .42%        .45%        .45%        .45%        .45%
                                                                     F

Ratio of expenses to average net assets after expense     .44% A,     .41%        .45%        .45%        .45%        .45%
reductions                                                G          G

Ratio of net investment income to average net assets      6.89% A     6.95%       7.14%       7.06%       7.14%       7.29%

Portfolio turnover rate                                   169% A      141%        214%        303%        351%        355%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
F FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended May 31, 1997 (Unaudited)




17. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Institutional Short-Intermediate Government Fund (the fund) is a fund of Fidelity Advisor Series IV (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
18. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
19. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of long-term U.S. government and government agency obligations aggregated $284,941,823 and $276,580,924, respectively.
20. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of
 .45% of the fund's average net assets.
21. EXPENSE REDUCTIONS.
FMR has entered into arrangements on behalf of the fund with the fund's custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's expenses were reduced by $23,500 under these arrangements.
22. BENEFICIAL INTEREST.
At the end of the period, one shareholder was record owner of approximately 19.2% of the total outstanding shares of the fund.








INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, PRESIDENT
J. Gary Burkhead, SENIOR VICE PRESIDENT
Fred L. Henning, Jr., VICE PRESIDENT
Curtis Hollingsworth, VICE PRESIDENT
Arthur S. Loring, SECRETARY
Richard A. Silver, TREASURER
John H. Costello, ASSISTANT TREASURER
Leonard M. Rush, ASSISTANT TREASURER
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY
* INDEPENDENT TRUSTEES